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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a
BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Investment Funds Trust
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2569 (5-07)

Item 1.  Reports to Stockholders.

Baron Asset Fund	Baron Funds®
Baron Growth Fund
Baron Small Cap Fund
Baron Opportunity Fund
Baron Fifth Avenue Growth Fund
Baron Discovery Fund

March 31, 2015	Semi-Annual Financial Report

Baron Asset Fund
Ticker Symbols:
Retail Shares: BARAX
Institutional Shares: BARIX
Performance	2
Top Ten Holdings	3
Sector Breakdown	3
Management’s Discussion of Fund Performance	3

Baron Growth Fund
Ticker Symbols:
Retail Shares: BGRFX
Institutional Shares: BGRIX
Performance	4
Top Ten Holdings	5
Sector Breakdown	5
Management’s Discussion of Fund Performance	5

Baron Small Cap Fund
Ticker Symbols:
Retail Shares: BSCFX
Institutional Shares: BSFIX
Performance	6
Top Ten Holdings	7
Sector Breakdown	7
Management’s Discussion of Fund Performance	7

Baron Opportunity Fund
Ticker Symbols:
Retail Shares: BIOPX
Institutional Shares: BIOIX
Performance	8
Top Ten Holdings	9
Sector Breakdown	9
Management’s Discussion of Fund Performance	9

Baron Fifth Avenue Growth Fund
Ticker Symbols:
Retail Shares: BFTHX
Institutional Shares: BFTIX
Performance	10
Top Ten Holdings	11
Sector Breakdown	11
Management’s Discussion of Fund Performance	11

Baron Discovery Fund
Ticker Symbols:
Retail Shares: BDFFX
Institutional Shares: BDFIX
Performance	12
Top Ten Holdings	13
Sector Breakdown	13
Management’s Discussion of Fund Performance	13

Financial Statements

Statements of Net Assets	14
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30
Notes to Financial Statements	32

Financial Highlights	40

Fund Expenses	46

DEAR BARON FUNDS SHAREHOLDER:
In this report, you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund (the “Funds”) for the six months ended March 31, 2015. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semiannually to their shareholders. We hope you find these statements informative and useful.
We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.
Sincerely,

Ronald Baron	Linda S. Martinson	Peggy Wong
Chief Executive Officer and	Chairman, President and	Treasurer and
Chief Investment Officer	Chief Operating Officer	Chief Financial Officer
May 21, 2015	May 21, 2015	May 21, 2015

This Semi-Annual Financial Report is for the Baron Investment Funds Trust, which currently has six series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund. If you are interested in the Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund and Baron Global Advantage Fund series, please visit the Funds' website at www.BaronFunds.com or contact us at 1-800-99BARON.
The Funds’ Proxy Voting Policy is available without charge on the Funds’ website, www.BaronFunds.com or by calling 1-800-99BARON, and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. A copy of the Funds’ Forms N-Q may also be obtained upon request by calling 1-800-99BARON. Schedules of portfolio holdings current to the most recent quarter-end are also available on the Funds’ website.
Some of the comments are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.
The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds' current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	March 31, 2015

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND (RETAIL SHARES) IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2015
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	10.29%	12.57%	16.63%	14.98%	9.06%	11.60%
Baron Asset Fund — Institutional Shares[1,2,4]	10.45%	12.88%	16.96%	15.30%	9.23%	11.66%
Russell Midcap Growth Index[1]	11.53%	15.56%	17.41%	16.43%	10.19%	10.24%[3]
S&P 500 Index[1]	5.93%	12.73%	16.11%	14.47%	8.01%	9.61%

*	Not Annualized.

[1]
The indexes are unmanaged. The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to March 31, 2015.

[4]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2015 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2015
Percent of
Net Assets
Gartner, Inc.	4.7%

IDEXX Laboratories, Inc.	4.4%

Vail Resorts, Inc.	3.6%

Illumina, Inc.	3.5%

Verisk Analytics, Inc.	3.4%

FleetCor Technologies, Inc.	3.2%

Mettler-Toledo International, Inc.	3.2%

SBA Communications Corp.	3.0%

FactSet Research Systems, Inc.	2.8%

Arch Capital Group Ltd.	2.8%
34.6%

SECTOR BREAKDOWN AS OF MARCH 31, 2015† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2015, Baron Asset Fund[1] gained 10.29%, while the Russell Midcap Growth Index gained 11.53% and the S&P 500 Index gained 5.93%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline.[2] The Fund purchases companies that we believe have sustainable competitive advantages, strong financial characteristics, and exceptional management, and operate in industries with favorable growth characteristics.

U.S. stock markets experienced significant volatility in the six-month period, driven by declining oil prices, the strong dollar, mixed domestic economic data, and concerns over the potential for increased interest rates. Despite the uncertainty, continued low interest rates and the ongoing economic recovery, as evidenced in particular by the improving job market, drove stock prices higher.

The Fund’s investments in Health Care, Information Technology (IT), and Financials contributed the most to performance. Energy detracted in the period.

IDEXX Laboratories, Inc., was the top contributor to performance during the six-month period. Shares of this leader in veterinary diagnostics rose on better-than-expected earnings and progress on moving to a direct distribution model in the U.S. We believe organic revenue growth at current levels is sustainable due to recent innovations in IDEXX’s portfolio of diagnostic products, instruments, data management tools, and geographic expansion.

Wynn Resorts, Ltd., a casino operator with locations in Macau and Las Vegas, was the largest detractor during the period. Shares declined due to investor concerns over the Chinese government’s ongoing anti-corruption campaign and increased visa restrictions, which has caused a drop-off in visitors to Macau and spending at the casinos, especially by VIPs. We believe the market will improve in the second half of 2015 as comparisons ease, new supply starts to come online, and infrastructure improves. The opening of Wynn’s new casino in early 2016 should help as well, in our view.

We continue to believe that mid-sized growth stocks represent an attractive investment opportunity. The U.S. economy remains among the world’s healthiest, its equity market multiples remain within the range of their long-term historic averages, and interest rates continue to be quite low by historic standards. The recent drop in energy prices should generate ongoing corollary benefits for many domestic companies. We believe our diversified portfolio of fast growing, well managed, competitively advantaged businesses will continue to perform well in this environment. There is, of course, no guarantee that this will be the case.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

[2]	Prior to February 15, 2007, the Fund’s strategy was to invest primarily in small- and mid-sized growth companies.

Baron Growth Fund (Unaudited)	March 31, 2015

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES) IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2015
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	12.25%	9.07%	17.31%	15.69%	8.76%	13.78%
Baron Growth Fund — Institutional Shares[1,2,3]	12.38%	9.35%	17.61%	15.99%	8.92%	13.87%
Russell 2000 Growth Index[1]	17.36%	12.06%	17.74%	16.58%	10.02%	8.07%
S&P 500 Index[1]	5.93%	12.73%	16.11%	14.47%	8.01%	9.77%

*	Not Annualized

[1]
The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2015 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2015
Percent of
Net Assets
Under Armour, Inc.	3.8%

The Middleby Corp.	3.2%

FactSet Research Systems, Inc.	3.1%

ITC Holdings Corp.	3.0%

Arch Capital Group Ltd.	2.9%

Gartner, Inc.	2.9%

Dick’s Sporting Goods, Inc.	2.8%

Vail Resorts, Inc.	2.6%

MAXIMUS, Inc.	2.4%

CoStar Group, Inc.	2.4%
29.1%

SECTOR BREAKDOWN AS OF MARCH 31, 2015† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2015, Baron Growth Fund[1] gained 12.25%, while the Russell 2000 Growth Index gained 17.36% and the S&P 500 Index gained 5.93%.

Baron Growth Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

U.S. stock markets experienced significant volatility in the six-month period, driven by declining oil prices, the strong dollar, mixed domestic economic data, and concerns over the potential for increased interest rates. Despite the uncertainty, continued low interest rates and the ongoing economic recovery, as evidenced in particular by the improving job market, drove overall stock prices higher. Small cap growth stocks significantly outperformed their larger peers, due in part to the stronger dollar, which created headwinds for large, export-intensive companies.

Information Technology, Consumer Discretionary, and Financials were the top contributing sectors in the six-month period. Energy was the only sector detractor.

MAXIMUS, Inc. was the top contributor in the period. Shares of MAXIMUS, a provider of outsourced government health and human services in the U.S., U.K. and Australia, rose on reports of meaningful earnings acceleration. MAXIMUS reported $1.8 billion in signed contracts in the first quarter of 2015 vs. $2 billion for all of 2014. Its pipeline, which represents RFPs to be released in the next six months, is $3.6 billion, which we think will support 15% top line growth through 2016. It also announced the accretive acquisition of government tech contractor Acentia.

The biggest detractor was Targa Resources Corp., the General Partner of Targa Resources Partners, a midstream energy Master Limited Partnership. Targa’s acquisition of Atlas Pipeline in February 2015, while helping to grow and diversify Targa’s onshore U.S. presence, increased Targa’s sensitivity to commodity prices, and caused the stock to drop. We believe in management’s ability to identify and execute profitable growth projects and would not be surprised to see a third party interested in buying this high quality asset footprint.

The Fund continues to invest in a portfolio of businesses that have significantly better financial characteristics than the benchmark index against which it is compared. These businesses have significantly higher growth rates, operating profit margins, net margins, EBITDA margins, return on invested capital, return on equity, return on assets, and lower standard deviations of earnings growth. While we do not try to predict short-term macro developments or current events, we believe conditions remain favorable for the U.S. economy and equity markets.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Small Cap Fund (Unaudited)	March 31, 2015

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES) IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2015
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	10.97%	8.49%	15.48%	15.02%	8.73%	10.29%
Baron Small Cap Fund — Institutional Shares[1,2,3]	11.11%	8.76%	15.77%	15.31%	8.89%	10.38%
Russell 2000 Growth Index[1]	17.36%	12.06%	17.74%	16.58%	10.02%	5.80%
S&P 500 Index[1]	5.93%	12.73%	16.11%	14.47%	8.01%	6.51%

*	Not Annualized.

[1]
The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2015 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2015
Percent of
Net Assets
SBA Communications Corp.	3.5%

TransDigm Group, Inc.	3.5%

Gartner, Inc.	3.0%

Berry Plastics Group, Inc.	3.0%

Acuity Brands, Inc.	2.5%

Brookdale Senior Living, Inc.	2.4%

Bright Horizons Family Solutions, Inc.	2.2%

Waste Connections, Inc.	2.2%

The Ultimate Software Group, Inc.	2.2%

FleetCor Technologies, Inc.	2.1%
26.6%

SECTOR BREAKDOWN AS OF MARCH 31, 2015† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2015, Baron Small Cap Fund[1] gained 10.97%, while the Russell 2000 Growth Index gained 17.36% and the S&P 500 Index gained 5.93%.

Baron Small Cap Fund invests primarily in classic small cap growth stocks that we believe have significant long-term growth prospects and can be purchased at what we believe are attractive prices because their prospects have not yet been appreciated by investors. We also invest in fallen angels, which are companies that we believe have strong long-term franchises but have disappointed investors with short-term results, creating what we believe is a buying opportunity. A third category of investment is special situations, including spin-offs and recapitalizations, where lack of investor awareness creates opportunities to purchase what we believe are strong businesses at attractive prices.

U.S. stock markets experienced significant volatility in the six-month period, driven by declining oil prices, the strong dollar, mixed domestic economic data, and concerns over the potential for increased interest rates. Despite the uncertainty, continued low interest rates and the ongoing economic recovery, as evidenced in particular by the improving job market, drove overall stock prices higher. Small cap growth stocks significantly outperformed their larger peers, due in part to the stronger dollar, which created headwinds for large, export-intensive companies.

The Health Care, Information Technology, and Industrials sectors were the top contributors to performance. Energy was the only sector detractor.

Berry Plastics Group, Inc. was the top contributor in the six-month period. Shares of this plastics packaging company rose on strong quarterly results and 2015 free cash flow guidance. We think lower resin costs (an oil derivative) will help boost Berry’s margins and working capital management, and accelerate the shift to plastic containers. Dunkin Donuts, among others, is considering a large-scale roll-out of Versalite, Berry’s Styrofoam alternative cup, and we think Versalite has the potential for $500 million in sales, from zero today.

The biggest detractor was Targa Resources Corp., the General Partner of Targa Resources Partners, a midstream energy Master Limited Partnership. Targa’s acquisition of Atlas Pipeline in February 2015, while helping to grow and diversify Targa’s onshore U.S. presence, increased Targa’s sensitivity to commodity prices, and caused the stock to drop. We believe in management’s ability to identify and execute profitable growth projects and would not be surprised to see a third party interested in buying this high quality asset footprint.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Opportunity Fund (Unaudited)	March 31, 2015

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES) IN RELATION TO THE RUSSELL 3000 GROWTH INDEX, THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2015
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	7.76%	3.21%	11.03%	12.46%	10.35%	5.29%
Baron Opportunity Fund — Institutional Shares[1,2,3]	7.92%	3.48%	11.30%	12.76%	10.53%	5.40%
Russell 3000 Growth Index[1]	9.43%	15.76%	16.45%	15.71%	9.41%	2.52%
Russell Midcap Growth Index[1]	11.53%	15.56%	17.41%	16.43%	10.19%	4.00%
S&P 500 Index[1]	5.93%	12.73%	16.11%	14.47%	8.01%	4.77%

†
The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

*	Not Annualized.

[1]
The indexes are unmanaged. The Russell 3000® Growth Index measures the performance of those companies classified as growth among the largest 3,000 U.S. companies, the Russell Midcap® Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The Fund no longer considers the Russell Midcap® Growth Index an appropriate benchmark index. The Russell Midcap® Growth Index is included in the table above for comparison purposes for the period before the Fund converted to an all-cap fund. Prior to February 20, 2015, the Fund invested in companies with market capitalizations between $1 billion and $15 billion at the time of purchase. Since then, the Fund may invest in companies of all market capitalizations. The Adviser believes that the Russell 3000® Growth Index is more representative of the Fund’s current investable universe. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2015 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2015
Percent of
Net Assets
Guidewire Software, Inc.	5.0%

Gartner, Inc.	4.0%

CoStar Group, Inc.	3.5%

Illumina, Inc.	3.0%

Verisk Analytics, Inc.	3.0%

Red Hat, Inc.	2.9%

Shutterstock, Inc.	2.9%

Benefitfocus, Inc.	2.9%

Equinix, Inc.	2.9%

CarMax, Inc.	2.8%
32.9%

SECTOR BREAKDOWN AS OF MARCH 31, 2015† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2015, Baron Opportunity Fund[1] gained 7.76%, while the Russell 3000 Growth Index gained 9.43% and the S&P 500 Index gained 5.93%.

Baron Opportunity Fund invests primarily in U.S. growth companies that we believe are driving or benefiting from innovation, through development of pioneering, transformative, or technologically advanced products and services. During the period, we made an important change to the Fund. Prior to February 20, 2015, the Fund invested in companies with market capitalizations between $1 billion and $15 billion at the time of purchase. Since then, the Fund may invest in companies of all market capitalizations. The Adviser believes that the Russell 3000 Growth Index is more representative of the Fund's current investable universe than the previous benchmark, the Russell Midcap Growth Index.

U.S. stock markets experienced significant volatility in the six-month period, driven by declining oil prices, the strong dollar, mixed domestic economic data, and concerns over the potential for increased interest rates. Despite the uncertainty, continued low interest rates and the ongoing economic recovery, as evidenced in particular by the improving job market, drove stock prices higher.

Information Technology, Health Care, and Industrials were the top sector contributors to the Fund. Energy and Materials detracted.

CarMax, Inc. was the top contributor in the six-month period. Shares of the nation’s largest used car retailer rose on reports of strong results, highlighted by accelerating sales and earnings growth. Demand for the company’s high quality, late model vehicle inventory has remained strong and coincides with resurgent new car sales and an attractive financing environment. In addition, shares were buoyed by the announcement of a large share repurchase program that we believe will be significantly accretive to earnings over the next several years.

The biggest detractor was Oasis Petroleum, Inc., one of the largest exploration & production companies in the Williston Basin Bakken shale oil play in North Dakota. Falling oil prices pressured shares as reduced cash flow forecasts led Oasis to curtail its investment spending and growth outlook. Oasis’s financial flexibility has also been an investor concern. We believe Oasis has ample financial flexibility, but shares remain levered to oil price changes as economics in the Williston basin become increasingly marginal. We exited our position.

We remain focused on finding unique businesses across different segments of the economy that we believe offer long-term secular growth, sustainable competitive advantages, high-quality management teams, and attractive stock prices. We believe that investment returns for stocks are driven by earnings growth, and therefore direct our research towards understanding the drivers of business profit and projecting future profit growth as accurately as we can.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	March 31, 2015

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND (RETAIL SHARES) IN RELATION TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2015
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	8.44%	13.14%	14.81%	13.89%	7.82%	7.57%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	8.55%	13.35%	15.11%	14.17%	7.97%	7.71%
Russell 1000 Growth Index[1]	8.81%	16.09%	16.34%	15.63%	9.36%	8.77%
S&P 500 Index[1]	5.93%	12.73%	16.11%	14.47%	8.01%	8.11%

*	Not Annualized.

[1]
The indexes are unmanaged. The Russell 1000® Growth Index measures the performance of large-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2015 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2015
Percent of
Net Assets
Amazon.com, Inc.	7.9%

Illumina, Inc.	5.8%

Facebook, Inc.	5.5%

Apple, Inc.	5.0%

Google, Inc.	4.9%

MasterCard, Inc.	4.1%

Twitter, Inc.	4.0%

The Priceline Group, Inc.	3.7%

Starbucks Corp.	3.6%

Alibaba Group Holding Ltd.	3.5%
48.0%

SECTOR BREAKDOWN AS OF MARCH 31, 2015† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2015, Baron Fifth Avenue Growth Fund[1] gained 8.44%, while the Russell 1000 Growth Index gained 8.81% and the S&P 500 Index gained 5.93%.

Baron Fifth Avenue Growth Fund focuses on identifying and investing in unique companies with sustainable competitive advantages that we believe have the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment. We expect our highest conviction businesses to have meaningful weight in the portfolio, with our top ten holdings comprising a significant portion of the Fund. Sector weightings are incidental to portfolio construction, and exposure to any sector is a result of stock selection.

U.S. stock markets experienced significant volatility in the six-month period, driven by declining oil prices, the strong dollar, mixed domestic economic data, and concerns over the potential for increased interest rates. Despite the uncertainty, continued low interest rates and the ongoing economic recovery, as evidenced in particular by the improving job market, drove overall stock prices higher. Large cap stocks lagged their small and mid-cap counterparts, due in part to the stronger dollar, which created headwinds for big, export-intensive companies.

Information Technology, Health Care, and Consumer Discretionary were the top contributing sectors in the period. Only Telecommunication Services detracted.

Amazon.com, Inc. was the top contributor to the Fund’s performance. Shares of the world’s largest retailer rose on a better-than-expected profitability outlook. The company also provided greater disclosure on its business and plans to break out the contribution of Amazon Web Services separately on its next earnings call. Visibility into improving profitability, especially in North America, buoyed investor confidence in Amazon’s long-term opportunity to grow profits while investing for future growth.

Wynn Resorts Ltd. was the biggest detractor in the period. Shares of this operator of casinos in Macau and Las Vegas declined as a result of the Chinese government’s ongoing anti-corruption campaign, which has produced a slowdown in Macau and lower spend at the casinos. We believe that eventually new supply will draw visitors back to Macau. Wynn continues to generate strong cash flow which, in our view, supports its 5% dividend yield.

The Fund seeks to manage risk by focusing on business risk (competition, management, regulations), valuation risk (purchase price providing a large enough margin of safety), financial risk (leverage and capital structure), and analysis risk (our assumptions). Our objective is not to predict how markets may perform in a given year. Instead, we aim to create a portfolio of unique companies with different end markets because, in our experience, this is the best way to manage market risk over time.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Discovery Fund (Unaudited)	March 31, 2015

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES) IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2015
	Six Months*	One Year	Since Inception (September 30, 2013)
Baron Discovery Fund — Retail Shares[1,2]	20.98%	11.17%	25.92%
Baron Discovery Fund — Institutional Shares[1,2]	21.09%	11.39%	26.22%
Russell 2000 Growth Index[1]	17.36%	12.06%	14.06%
S&P 500 Index[1]	5.93%	12.73%	17.17%

†
The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

*	Not Annualized.

[1]
The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

March 31, 2015 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2015
Percent of
Net Assets
Foundation Medicine, Inc.	4.1%

The Spectranetics Corporation	3.6%

DigitalGlobe, Inc.	3.1%

Amber Road, Inc.	3.0%

JUST EAT plc	2.9%

ExamWorks Group, Inc.	2.9%

Strategic Hotels & Resorts, Inc.	2.9%

CaesarStone Sdot-Yam Ltd.	2.6%

Rexford Industrial Realty, Inc.	2.5%

Intersect ENT, Inc.	2.4%
30.0%

SECTOR BREAKDOWN AS OF MARCH 31, 2015† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2015, Baron Discovery Fund[1] gained 20.98%, while the Russell 2000 Growth Index gained 17.36% and the S&P 500 Index gained 5.93%.

Baron Discovery Fund invests primarily in small-sized U.S. companies with significant growth potential and market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $1.5 billion, whichever is larger. The Fund invests for the long term at attractive valuations in companies with, in our view, appropriately capitalized, open-ended growth opportunities, exceptional leadership, and sustainable competitive advantages.

U.S. stock markets experienced significant volatility in the six-month period, driven by declining oil prices, the strong dollar, mixed domestic economic data, and concerns over the potential for increased interest rates. Despite the uncertainty, continued low interest rates and the ongoing economic recovery, as evidenced in particular by the improving job market, drove overall stock prices moderately higher. Small cap growth stocks significantly outperformed their larger peers, due in part to the stronger dollar, which created headwinds for large, export-intensive companies.

Health Care, Information Technology (IT), and Consumer Discretionary contributed the most to Fund performance in the six-month period. Materials, Energy, and Consumer Staples detracted.

Foundation Medicine, Inc., a diagnostic lab company that specializes in the most complex cancers, using DNA sequencing to find over 300 cancer genes, was the top contributor to performance during the six-month period. Its IT platform links pharmaceutical firms with oncologists and scientific research. Shares doubled in January when Roche Holdings announced a strategic relationship and initiated a tender for over half of Foundation Medicine’s shares at $50 per share. We believe Foundation Medicine is the best positioned company in the emerging multi-billion dollar complex cancer diagnostics market.

Flotek Industries, Inc., a leading supplier of specialized chemicals to the oil & gas industry was the largest detractor during the period. Its proprietary citrus oil based products experienced rapid growth related to the boom in North American shale oil drilling in the last several years. The sharper-than-expected decline in U.S. drilling and completion activity has taken a toll on its earnings outlook and its share price during the period. We continue to see significant potential for differentiated organic growth and a rebound in long-term earnings power at Flotek.

We think the long-term fundamentals of our companies remain strong. We believe the companies we own are high quality, innovative and run by excellent management teams. We are optimistic that they will be significantly bigger next year than they are today and that this growth can continue for years after. There is, of course, no guarantee that this will be the case.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Asset Fund	March 31, 2015

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2015

Shares		Cost	Value

Common Stocks (98.63%)

Consumer Discretionary (16.02%)
	Apparel, Accessories & Luxury Goods (0.85%)
185,000	Ralph Lauren Corp.	$3,279,792	$24,327,500

	Automotive Retail (1.80%)
750,000	CarMax, Inc.[1]	14,772,082	51,757,500

	Casinos & Gaming (0.88%)
200,000	Wynn Resorts Ltd.	0	25,176,000

	Hotels, Resorts & Cruise Lines (3.90%)
800,000	Choice Hotels International, Inc.	3,577,372	51,256,000
1,025,000	Hyatt Hotels Corp., Cl A1	30,808,659	60,700,500

		34,386,031	111,956,500
	Internet Retail (1.38%)
34,000	The Priceline Group, Inc.[1]	5,449,298	39,581,100

	Leisure Facilities (3.61%)
1,000,000	Vail Resorts, Inc.	19,491,425	103,420,000

	Specialty Stores (3.60%)
550,000	Dick’s Sporting Goods, Inc.	14,773,685	31,344,500
350,000	Tiffany & Co.	10,826,180	30,803,500
485,000	Tractor Supply Co.	15,846,066	41,254,100

		41,445,931	103,402,100

Total Consumer Discretionary		118,824,559	459,620,700

Consumer Staples (0.97%)
	Brewers (0.23%)
25,000	The Boston Beer Co., Inc., Cl A1	6,508,072	6,685,000

	Food Distributors (0.74%)
275,000	United Natural Foods, Inc.[1]	14,611,786	21,186,000

Total Consumer Staples		21,119,858	27,871,000

Energy (3.85%)
	Oil & Gas Drilling (0.24%)
100,000	Helmerich & Payne, Inc.	2,494,869	6,807,000

	Oil & Gas Equipment & Services (0.39%)
108,000	Core Laboratories N.V.[2]	7,365,191	11,284,920

	Oil & Gas Exploration & Production (1.01%)
249,500	Concho Resources, Inc.[1]	10,983,600	28,922,040

	Oil & Gas Storage & Transportation (2.21%)
390,000	Phillips 66 Partners LP	10,966,273	27,561,300
650,000	Shell Midstream Partners, L.P.	14,950,000	25,350,000
174,934	Western Gas Equity Partners LP	3,848,548	10,496,040

		29,764,821	63,407,340

Total Energy		50,608,481	110,421,300

Financials (11.30%)
	Asset Management & Custody Banks (0.92%)
325,000	T. Rowe Price Group, Inc.	7,848,785	26,318,500

	Investment Banking & Brokerage (2.76%)
2,600,000	The Charles Schwab Corp.	2,592,634	79,144,000

Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Office REITs (1.34%)
84,200	Alexander’s, Inc.[4]	$3,957,397	$38,444,036

	Property & Casualty Insurance (2.79%)
1,300,000	Arch Capital Group Ltd.[1,2]	14,150,604	80,080,000

	Real Estate Services (2.70%)
2,000,000	CBRE Group, Inc., Cl A1	26,527,399	77,420,000

	Regional Banks (0.79%)
400,000	First Republic Bank	10,477,932	22,836,000

Total Financials		65,554,751	324,242,536

Health Care (20.93%)
	Biotechnology (0.48%)
84,000	Receptos, Inc.[1]	10,408,132	13,850,760

	Health Care Distributors (1.71%)
350,000	Henry Schein, Inc.[1]	9,382,832	48,867,000

	Health Care Equipment (4.39%)
815,000	IDEXX Laboratories, Inc.[1]	32,146,764	125,901,200

	Health Care Facilities (1.54%)
375,000	Universal Health Services, Inc., Cl B	23,304,910	44,141,250

	Health Care Supplies (3.25%)
265,000	The Cooper Companies, Inc.	34,262,522	49,666,300
725,000	West Pharmaceutical Services, Inc.	32,733,319	43,652,250

		66,995,841	93,318,550

	Health Care Technology (1.89%)
265,000	Cerner Corp.[1]	5,777,893	19,413,900
1,150,000	Inovalon Holdings, Inc., CI A1	33,609,506	34,741,500

		39,387,399	54,155,400

	Life Sciences Tools & Services (7.67%)
540,000	Illumina, Inc.[1]	23,556,410	100,245,600
275,000	Mettler-Toledo International, Inc.[1]	17,214,469	90,378,750
440,000	Quintiles Transnational
	Holdings, Inc.[1]	20,659,909	29,466,800

		61,430,788	220,091,150

Total Health Care		243,056,666	600,325,310

Industrials (19.22%)
	Construction Machinery & Heavy Trucks (1.98%)
115,000	WABCO Holdings, Inc.[1]	13,390,421	14,131,200
450,000	Westinghouse Air Brake
	Technologies Corporation	30,445,772	42,754,500

		43,836,193	56,885,700

	Environmental & Facilities Services (1.23%)
250,000	Stericycle, Inc.[1]	7,016,768	35,107,500

	Human Resource & Employment Services (1.91%)
415,000	Towers Watson & Co., Cl A	46,333,570	54,856,775

	Industrial Conglomerates (1.62%)
270,000	Roper Industries, Inc.	22,869,631	46,440,000

14	See Notes to Financial Statements.

March 31, 2015	Baron Asset Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2015

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Industrial Machinery (5.22%)
635,000	Colfax Corp.[1]	$19,376,285	$30,308,550
450,000	IDEX Corporation	32,880,129	34,123,500
450,000	The Middleby Corp.[1]	23,539,575	46,192,500
390,000	Pall Corp.	25,331,030	39,152,100

		101,127,019	149,776,650

	Research & Consulting Services (5.34%)
1,275,000	Nielsen N.V.[2]	31,314,364	56,826,750
1,350,000	Verisk Analytics, Inc., Cl A1	34,838,770	96,390,000

		66,153,134	153,216,750

	Trading Companies & Distributors (1.92%)
1,175,000	Fastenal Co.	21,409,224	48,686,125
545,000	MRC Global, Inc.[1]	11,990,000	6,458,250

		33,399,224	55,144,375

Total Industrials		320,735,539	551,427,750

Information Technology (21.48%)
	Application Software (8.22%)
550,000	ANSYS, Inc.[1]	14,771,000	48,504,500
510,000	FactSet Research Systems, Inc.	27,948,821	81,192,000
935,000	Guidewire Software, Inc.[1]	43,250,976	49,190,350
425,000	Mobileye N.V.[1,2]	12,486,735	17,862,750
627,000	SS&C Technologies Holdings, Inc.	35,161,545	39,062,100

		133,619,077	235,811,700

	Data Processing & Outsourced Services (3.16%)
600,000	FleetCor Technologies, Inc.[1]	21,892,482	90,552,000

	Internet Software & Services (4.13%)
800,000	HomeAway, Inc.[1]	19,792,142	24,136,000
155,000	LinkedIn Corp., Cl A1	8,240,401	38,728,300
226,197	Shutterstock, Inc.[1]	14,348,414	15,532,948
600,000	Verisign, Inc.[1]	27,498,020	40,182,000

		69,878,977	118,579,248

	IT Consulting & Other Services (5.97%)
158,659	Equinix, Inc.[4]	11,589,780	36,943,748
1,600,000	Gartner, Inc.[1]	34,958,418	134,160,000

		46,548,198	171,103,748

Total Information Technology		271,938,734	616,046,696

Materials (0.65%)
	Industrial Gases (0.65%)
175,000	Airgas, Inc.	11,449,835	18,569,250

Shares		Cost	Value

Common Stocks (continued)

Telecommunication Services (3.00%)
	Wireless Telecommunication Services (3.00%)
735,000	SBA Communications Corp., Cl A1	$21,480,602	$86,068,500

Utilities (1.21%)
	Renewable Electricity (1.21%)
333,334	TerraForm Power, Inc., Cl A3,5	10,000,020	12,120,024
616,980	TerraForm Power, Inc., Cl A	17,861,480	22,525,940

Total Utilities		27,861,500	34,645,964

Total Common Stocks		1,152,630,525	2,829,239,006

Private Equity Investments (0.22%)

Financials (0.22%)
	Asset Management & Custody Banks (0.22%)
7,056,223	Windy City Investments
	Holdings, L.L.C.[1,3,4,6]	0	6,209,476

Principal Amount

Short Term Investments (0.80%)

$22,984,895

Repurchase Agreement with
Fixed Income Clearing Corp.,
dated 3/31/2015, 0.00%
due 4/1/2015; Proceeds
at maturity - $22,984,895;
(Fully collateralized by
$23,420,000 U.S. Treasury Note,
1.75% due 3/31/2022;
Market value - $23,449,275)[5]

		22,984,895	22,984,895

Total Investments (99.65%)		$1,175,615,420	2,858,433,377

Cash and Other Assets Less Liabilities (0.35%)			9,936,696

Net Assets			$2,868,370,073

Retail Shares (Equivalent to $65.95 per share based on 31,753,258 shares outstanding)			$2,094,000,274

Institutional Shares (Equivalent to $67.27 per share based on 11,510,989 shares outstanding)			$774,369,799

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]
At March 31, 2015, the market value of restricted and fair valued securities amounted to $18,329,500 or 0.64% of net assets. $12,120,024 or 0.42% of net assets are deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	15

Baron Growth Fund	March 31, 2015

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2015

Shares		Cost	Value

Common Stocks (98.39%)

Consumer Discretionary (23.58%)
	Apparel, Accessories & Luxury Goods (3.76%)
3,850,000	Under Armour, Inc., Cl A1	$30,351,345	$310,887,500

	Automotive Retail (0.47%)
750,000	Penske Automotive Group, Inc.	13,032,059	38,617,500

	Casinos & Gaming (1.82%)
3,870,620	Penn National Gaming, Inc.[1]	33,038,240	60,613,909
2,502,267	Pinnacle Entertainment, Inc.[1]	39,163,343	90,306,816

		72,201,583	150,920,725

	Distributors (0.62%)
2,000,000	LKQ Corp.[1]	11,441,173	51,120,000

	Education Services (2.04%)
2,257,170	Bright Horizons Family Solutions, Inc.[1]	74,787,601	115,725,106
2,350,000	Nord Anglia Education, Inc.[1,2]	44,365,050	53,392,000

		119,152,651	169,117,106

	Hotels, Resorts & Cruise Lines (4.69%)
3,007,500	Choice Hotels International, Inc.[4]	73,061,456	192,690,525
271,739	Diamond Resorts International, Inc.[1]	3,804,346	9,084,235
2,638,652	Interval Leisure Group, Inc.	49,668,667	69,159,069
1,450,000	Marriott Vacations Worldwide Corp.	78,402,845	117,522,500

		204,937,314	388,456,329

	Internet Retail (1.13%)
34,300,000	AO World plc (United Kingdom)[1,2,4]	135,535,661	93,213,297

	Leisure Facilities (3.03%)
925,000	ClubCorp Holdings, Inc.	16,618,824	17,908,000
2,064,800	Vail Resorts, Inc.[4]	59,870,980	213,541,616
1,358,700	Whistler Blackcomb Holdings, Inc. (Canada)[2]	15,542,103	19,384,713

		92,031,907	250,834,329

	Leisure Products (0.19%)
800,000	BRP, Inc. (Canada)[1,2]	16,294,480	15,317,200

	Movies & Entertainment (1.04%)
5,422,299	Manchester United plc, Cl A1,2	76,721,822	86,268,777

	Publishing (1.06%)
1,175,000	Morningstar, Inc.	25,213,450	88,019,250

	Restaurants (0.87%)
450,000	Panera Bread Co., Cl A1	15,602,751	71,997,750

	Specialty Stores (2.86%)
478,659	The Container Store Group, Inc.[1]	9,427,096	9,118,454
4,000,000	Dick’s Sporting Goods, Inc.	67,565,602	227,960,000

		76,992,698	237,078,454

Total Consumer Discretionary		889,508,894	1,951,848,217

Consumer Staples (6.68%)
	Brewers (0.65%)
201,400	The Boston Beer Co., Inc., Cl A1	29,104,380	53,854,360

	Drug Retail (0.38%)
924,763	Diplomat Pharmacy, Inc.[1]	27,474,161	31,978,305

Shares		Cost	Value

Common Stocks (continued)

Consumer Staples (continued)
	Food Distributors (2.13%)
2,290,237	United Natural Foods, Inc.[1]	$98,857,949	$176,439,858

	Food Retail (0.12%)
559,636	Smart & Final Stores, Inc.[1]	8,771,720	9,849,594

	Household Products (1.55%)
1,500,000	Church & Dwight Co., Inc.	27,340,827	128,130,000

	Packaged Foods & Meats (1.85%)
1,800,000	TreeHouse Foods, Inc.[1]	85,049,691	153,036,000

Total Consumer Staples		276,598,728	553,288,117

Energy (1.75%)
	Oil & Gas Drilling (0.35%)
420,000	Helmerich & Payne, Inc.	9,112,260	28,589,400

	Oil & Gas Equipment & Services (0.36%)
285,000	Core Laboratories N.V.[2]	6,459,994	29,779,650

	Oil & Gas Storage & Transportation (1.04%)
900,000	Targa Resources Corp.	24,720,322	86,211,000

Total Energy		40,292,576	144,580,050

Financials (15.91%)
	Asset Management & Custody Banks (3.82%)
2,100,000	The Carlyle Group	46,651,360	56,910,000
2,175,000	Cohen & Steers, Inc.	57,433,262	89,066,250
2,302,818	Financial Engines, Inc.	66,477,436	96,326,877
1,430,195	Oaktree Capital Group, LLC	64,458,848	73,883,874

		235,020,906	316,187,001

	Diversified REITs (0.37%)
712,000	American Assets Trust, Inc.	13,782,555	30,815,360

	Hotel & Resort REITs (0.77%)
1,650,000	LaSalle Hotel Properties	38,657,293	64,119,000

	Life & Health Insurance (1.66%)
2,700,000	Primerica, Inc.[4]	65,591,464	137,430,000

	Office REITs (1.97%)
135,000	Alexander’s, Inc.[5]	28,435,048	61,638,300
3,400,000	Douglas Emmett, Inc.	42,596,064	101,354,000

		71,031,112	162,992,300

	Property & Casualty Insurance (2.94%)
3,950,000	Arch Capital Group Ltd.[1,2]	38,581,866	243,320,000

	Residential REITs (0.31%)
600,000	American Campus Communities, Inc.	15,009,212	25,722,000

	Specialized Finance (1.59%)
2,150,000	MSCI, Inc.	42,521,078	131,816,500

	Specialized REITs (2.48%)
775,000	Alexandria Real Estate Equities, Inc.[5]	29,095,131	75,981,000
3,496,074	Gaming and Leisure Properties, Inc.	89,454,329	128,900,248

		118,549,460	204,881,248

Total Financials		638,744,946	1,317,283,409

16	See Notes to Financial Statements.

March 31, 2015	Baron Growth Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2015

Shares		Cost	Value

Common Stocks (continued)

Health Care (9.31%)
	Biotechnology (0.53%)
575,000	ACADIA Pharmaceuticals Inc.[1]	$14,591,763	$18,739,250
525,000	Foundation Medicine, Inc.[1]	25,483,139	25,257,750

		40,074,902	43,997,000

	Health Care Equipment (2.19%)
300,000	Edwards Lifesciences Corp.[1]	4,002,410	42,738,000
900,000	IDEXX Laboratories, Inc.[1]	28,558,026	139,032,000

		32,560,436	181,770,000

	Health Care Facilities (2.18%)
275,000	Brookdale Senior Living, Inc.[1]	5,469,421	10,384,000
3,250,000	Community Health Systems, Inc.[1]	59,187,483	169,910,000

		64,656,904	180,294,000

	Health Care Services (0.10%)
170,000	IPC Healthcare, Inc. (formerly, IPC The Hospitalist Co., Inc.)[1]	3,899,438	7,928,800

	Health Care Supplies (0.99%)
365,038	Neogen Corp.[1]	8,075,677	17,058,226
1,077,686	West Pharmaceutical Services, Inc.	37,684,652	64,887,474

		45,760,329	81,945,700

	Health Care Technology (0.07%)
200,000	Inovalon Holdings, Inc., CI A1	6,102,922	6,042,000

	Life Sciences Tools & Services (3.25%)
880,943	Bio-Techne Corporation	46,631,249	88,349,773
550,000	Mettler-Toledo International, Inc.[1]	27,486,940	180,757,500

		74,118,189	269,107,273

Total Health Care		267,173,120	771,084,773

Industrials (16.35%)
	Building Products (3.54%)
1,725,000	CaesarStone Sdot-Yam Ltd.[1,2]	31,551,799	104,724,750
1,448,500	Masonite International Corp.[1,2]	80,959,738	97,426,110
1,670,000	Trex Company, Inc.[1,4]	62,696,594	91,065,100

		175,208,131	293,215,960

	Construction & Engineering (0.48%)
1,850,000	Badger Daylighting Ltd. (Canada)[2]	58,732,816	39,496,269

	Diversified Support Services (1.23%)
2,700,000	Copart, Inc.[1]	32,090,834	101,439,000

	Electrical Components & Equipment (1.65%)
2,800,000	Generac Holdings, Inc.[1]	13,836,546	136,332,000

	Industrial Machinery (5.07%)
2,275,000	Colfax Corp.[1]	52,423,266	108,585,750
2,550,000	The Middleby Corp.[1]	74,456,718	261,757,500
400,000	Valmont Industries, Inc.	32,589,034	49,152,000

		159,469,018	419,495,250

	Railroads (2.33%)
2,000,000	Genesee & Wyoming, Inc., Cl A1	32,221,169	192,880,000

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Research & Consulting Services (0.34%)
250,000	IHS, Inc., Cl A1	$10,136,469	$28,440,000

	Trading Companies & Distributors (1.33%)
2,000,000	Air Lease Corp.	47,523,423	75,480,000
485,000	MSC Industrial Direct Co., Inc., Cl A	17,282,737	35,017,000

		64,806,160	110,497,000

	Trucking (0.38%)
475,000	Landstar System, Inc.	11,073,375	31,492,500

Total Industrials		557,574,518	1,353,287,979

Information Technology (20.96%)
	Application Software (10.05%)
2,000,000	Advent Software, Inc.	27,793,289	88,220,000
1,850,000	ANSYS, Inc.[1]	44,326,673	163,151,500
800,000	Bottomline Technologies (de), Inc.[1]	21,533,616	21,896,000
1,600,000	FactSet Research Systems, Inc.	80,624,740	254,720,000
1,173,796	Guidewire Software, Inc.[1]	37,834,851	61,753,408
2,309,838	Pegasystems, Inc.	34,773,982	50,238,976
3,087,713	SS&C Technologies Holdings, Inc.	52,369,848	192,364,520

		299,256,999	832,344,404

	Data Processing & Outsourced Services (2.42%)
3,000,000	MAXIMUS, Inc.	57,528,621	200,280,000

	Electronic Equipment & Instruments (0.60%)
650,000	FEI Company	24,367,636	49,621,000

	Internet Software & Services (3.70%)
2,309,223	Benefitfocus, Inc.[1,4]	86,028,591	84,956,314
999,653	CoStar Group, Inc.[1]	44,116,616	197,761,353
341,096	Shutterstock, Inc.[1]	22,641,080	23,423,063

		152,786,287	306,140,730

	IT Consulting & Other Services (4.19%)
3,800,000	Booz Allen Hamilton Holding Corp.	48,057,122	109,972,000
2,825,000	Gartner, Inc.[1]	45,240,023	236,876,250

		93,297,145	346,848,250

Total Information Technology		627,236,688	1,735,234,384

Telecommunication Services (0.88%)
	Alternative Carriers (0.88%)
7,493,437	Iridium Communications, Inc.[1,4]	45,709,971	72,761,273

Utilities (2.97%)
	Electric Utilities (2.97%)
6,575,000	ITC Holdings Corp.	67,008,983	246,102,250

Total Common Stocks		3,409,848,424	8,145,470,452

See Notes to Financial Statements.	17

Baron Growth Fund	March 31, 2015

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2015

Shares		Cost	Value

Preferred Stocks (0.18%)

Telecommunication Services (0.18%)
	Alternative Carriers (0.18%)
41,074	Iridium Communications, Inc., Series B, 6.75%[4,6]	$10,268,500	$14,603,861

Private Equity Investments (0.03%)

Financials (0.03%)
	Asset Management & Custody Banks (0.03%)
2,375,173	Windy City Investments Holdings, L.L.C.[1,3,5,7]	0	2,090,153

Rights (0.00%)

Materials (0.00%)
	Fertilizers & Agricultural Chemicals (0.00%)
393,349	Agrinos AS (Mexico) Exp 7/15/2015[1,2,3,6]	0	41,504

Principal
Amount		Cost	Value

Short Term Investments (1.34%)

$111,009,043	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2015, 0.00% due 4/1/2015; Proceeds at maturity - $111,009,043; (Fully collateralized by $113,090,000 U.S. Treasury Note, 1.75% due 3/31/2022; Market value - $113,231,363)[6]	$111,009,043	$111,009,043

Total Investments (99.94%)		$3,531,125,967	8,273,215,013

Cash and Other Assets Less Liabilities (0.06%)			5,215,649

Net Assets			$8,278,430,662

Retail Shares (Equivalent to $75.65 per share based on 55,771,481 shares outstanding)			$4,219,164,112

Institutional Shares (Equivalent to $76.72 per share based on 52,909,504 shares outstanding)			$4,059,266,550

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]
At March 31, 2015, the market value of restricted and fair valued securities amounted to $2,131,657 or 0.03% of net assets. None of these securities are deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

18	See Notes to Financial Statements.

March 31, 2015	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2015

Shares		Cost	Value

Common Stocks (98.80%)

Consumer Discretionary (16.18%)
	Advertising (0.14%)
500,000	National CineMedia, Inc.	$4,676,259	$7,550,000

	Apparel, Accessories &
	Luxury Goods (2.66%)
425,000	Fossil Group, Inc.[1]	8,545,247	35,041,250
2,000,000	Iconix Brand Group, Inc.[1]	29,279,689	67,340,000
1,800,000	Tumi Holdings, Inc.[1]	35,164,871	44,028,000

		72,989,807	146,409,250
	Automotive Retail (0.53%)
450,000	Monro Muffler Brake, Inc.	23,776,386	29,272,500

	Broadcasting (1.12%)
400,000	Liberty Media Corp., Cl A1	1,166,055	15,420,000
1,200,000	Liberty Media Corp., Cl C1	3,543,461	45,840,000

		4,709,516	61,260,000
	Cable & Satellite (0.46%)
150,000	Liberty Broadband Corp., Cl A1	621,054	8,472,000
300,000	Liberty Broadband Corp., Cl C1	1,184,602	16,980,000

		1,805,656	25,452,000
	Casinos & Gaming (0.86%)
3,000,000	Penn National Gaming, Inc.[1]	17,926,778	46,980,000

	Education Services (3.28%)
2,347,847	Bright Horizons Family
	Solutions, Inc.[1]	80,059,684	120,374,116
2,625,300	Nord Anglia Education, Inc.[1,2]	45,918,256	59,646,816

		125,977,940	180,020,932
	Home Improvement
	Retail (0.22%)
400,000	Lumber Liquidators Holdings, Inc.[1]	7,633,393	12,312,000

	Homefurnishing Retail (1.77%)
1,400,000	Mattress Firm Holding Corp.[1]	35,360,733	97,496,000

	Movies & Entertainment (1.82%)
1,000,000	The Madison Square
	Garden Company, Cl A1	25,000,417	84,650,000
3,750,000	SFX Entertainment, Inc.[1]	26,066,093	15,337,500

		51,066,510	99,987,500
	Restaurants (2.69%)
950,000	BJ’s Restaurants, Inc.[1]	34,185,457	47,927,500
1,100,000	The Cheesecake Factory, Inc.	22,660,571	54,263,000
2,250,000	Del Frisco’s Restaurant
	Group, Inc.[1,4]	46,652,836	45,337,500

		103,498,864	147,528,000
	Specialty Stores (0.63%)
1,826,978	The Container Store Group, Inc.[1]	56,982,232	34,803,931

Total Consumer Discretionary		506,404,074	889,072,113

Consumer Staples (3.58%)
	Drug Retail (0.54%)
850,000	Diplomat Pharmacy, Inc.[1]	25,099,444	29,393,000

	Food Distributors (2.89%)
2,093,960	The Chefs’ Warehouse, Inc.[1,4]	33,488,530	46,967,523
1,450,000	United Natural Foods, Inc.[1]	62,683,145	111,708,000

		96,171,675	158,675,523
	Food Retail (0.15%)
1,250,000	Fairway Group Holdings Corp.[1]	16,404,046	8,462,500

Total Consumer Staples		137,675,165	196,531,023

Shares		Cost	Value

Common Stocks (continued)

Energy (6.27%)
	Oil & Gas Equipment &
	Services (0.76%)
250,000	Core Laboratories N.V.[2]	$9,239,508	$26,122,500
800,000	Forum Energy
	Technologies, Inc.[1]	15,934,618	15,680,000

		25,174,126	41,802,500
	Oil & Gas Exploration &
	Production (0.25%)
550,000	Bonanza Creek Energy, Inc.[1]	17,592,985	13,563,000

	Oil & Gas Storage &
	Transportation (5.26%)
600,000	Columbia Pipeline Partners LP1	14,299,024	16,614,000
500,000	Dominion Midstream Partners, L.P.	10,628,771	20,755,000
800,000	PBF Logistics LP	20,465,744	18,208,000
700,000	Phillips 66 Partners LP	19,469,513	49,469,000
5,000,000	Scorpio Tankers Inc.[2]	42,287,906	47,100,000
750,000	Targa Resources Corp.	17,965,719	71,842,500
900,000	Valero Energy Partners LP	28,748,548	43,560,000
750,000	Western Refining Logistics, LP	17,041,593	21,772,500

		170,906,818	289,321,000

Total Energy		213,673,929	344,686,500

Financials (8.44%)
	Asset Management &
	Custody Banks (2.26%)
750,000	Artisan Partners Asset
	Management, Inc., Cl A	28,955,338	34,095,000
2,150,000	Financial Engines, Inc.	48,440,910	89,934,500

		77,396,248	124,029,500
	Hotel & Resort REITs (1.65%)
1,250,000	Chesapeake Lodging Trust	21,068,223	42,287,500
1,250,000	LaSalle Hotel Properties	28,316,573	48,575,000

		49,384,796	90,862,500
	Investment Banking &
	Brokerage (0.69%)
1,250,000	Moelis & Co., Cl A	35,022,101	37,650,000

	Office REITs (0.58%)
250,000	SL Green Realty Corp.	5,347,806	32,095,000

	Real Estate Services (0.77%)
1,100,000	CBRE Group, Inc., Cl A1	5,154,322	42,581,000

	Specialized REITs (1.85%)
2,750,000	Gaming and Leisure
	Properties, Inc.	54,474,530	101,392,500

	Thrifts & Mortgage
	Finance (0.64%)
1,480,950	Essent Group, Ltd.[1,2]	30,375,123	35,409,514

Total Financials		257,154,926	464,020,014

Health Care (14.16%)
	Biotechnology (1.23%)
250,000	Auspex Pharmaceuticals, Inc.[1]	16,694,355	25,067,500
750,000	Cepheid[1]	24,504,440	42,675,000

		41,198,795	67,742,500
	Health Care Equipment (3.91%)
700,000	Cantel Medical Corp.	29,626,774	33,250,000
1,250,000	DexCom, Inc.[1]	17,100,776	77,925,000
670,922	IDEXX Laboratories, Inc.[1]	21,699,129	103,644,031

		68,426,679	214,819,031

See Notes to Financial Statements.	19

Baron Small Cap Fund	March 31, 2015

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2015

Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)
	Health Care Facilities (2.40%)
3,497,500	Brookdale Senior Living, Inc.[1]	$65,756,572	$132,065,600

	Health Care Services (0.46%)
600,000	ExamWorks Group, Inc.[1]	22,136,386	24,972,000

	Health Care Supplies (0.38%)
600,000	The Spectranetics Corporation[1]	20,955,560	20,856,000

	Life Sciences Tools &
	Services (4.14%)
1,350,000	ICON plc[1,2]	43,388,030	95,215,500
675,372	INC Research Holdings, Inc., Cl A1	12,681,467	22,104,925
250,000	Mettler-Toledo International, Inc.[1]	14,245,818	82,162,500
965,200	PRA Health Sciences, Inc.[1]	17,856,523	27,836,368

		88,171,838	227,319,293
	Managed Health Care (0.59%)
1,304,271	HealthEquity, Inc.[1]	22,938,140	32,593,732

	Pharmaceuticals (1.05%)
1,850,000	Catalent, Inc.[1]	45,616,818	57,627,500

Total Health Care		375,200,788	777,995,656

Industrials (17.54%)
	Aerospace & Defense (5.25%)
2,400,000	DigitalGlobe, Inc.[1]	70,905,306	81,768,000
1,881,863	The KEYW Holding Corporation[1,4]	19,864,378	15,487,732
875,000	TransDigm Group, Inc.[1]	0	191,380,000

		90,769,684	288,635,732
	Diversified Support
	Services (0.41%)
700,000	Healthcare Services Group, Inc.	21,356,511	22,491,000

	Electrical Components &
	Equipment (2.77%)
825,000	Acuity Brands, Inc.	44,094,137	138,732,000
350,000	Franklin Electric Co., Inc.	13,080,427	13,349,000

		57,174,564	152,081,000
	Environmental & Facilities
	Services (3.28%)
1,050,000	Clean Harbors, Inc.[1]	26,906,827	59,619,000
2,500,000	Waste Connections, Inc.	44,418,371	120,350,000

		71,325,198	179,969,000
	Human Resource &
	Employment Services (1.40%)
2,000,000	On Assignment, Inc.[1]	50,117,846	76,740,000

	Industrial Machinery (2.65%)
350,000	Graco, Inc.	7,828,497	25,256,000
684,082	Nordson Corp.	20,666,134	53,590,984
350,000	RBC Bearings, Inc.[1]	22,431,698	26,789,000
1,500,000	Rexnord Corp.[1]	26,737,428	40,035,000

		77,663,757	145,670,984
	Office Services &
	Supplies (0.38%)
1,000,000	Interface, Inc.	13,433,618	20,780,000

	Railroads (1.40%)
800,000	Genesee & Wyoming, Inc., Cl A1	21,723,581	77,152,000

Total Industrials		403,564,759	963,519,716

Shares		Cost	Value

Common Stocks (continued)

Information Technology (20.57%)
	Application Software (6.59%)
3,500,000	ACI Worldwide, Inc.[1]	$42,795,006	$75,810,000
2,000,000	Advent Software, Inc.	28,707,573	88,220,000
1,500,000	Guidewire Software, Inc.[1]	40,880,643	78,915,000
700,000	The Ultimate Software
	Group, Inc.[1]	17,611,027	118,968,500

		129,994,249	361,913,500
	Data Processing & Outsourced
	Services (3.43%)
750,000	FleetCor Technologies, Inc.[1]	18,319,250	113,190,000
700,000	WEX Inc.[1]	35,700,494	75,152,000

		54,019,744	188,342,000
	Electronic Components (0.44%)
1,250,000	Knowles Corp.[1]	34,587,744	24,087,500

	Electronic Equipment &
	Instruments (2.44%)
1,400,000	Cognex Corp.[1]	22,631,628	69,426,000
850,000	FEI Company	33,259,652	64,889,000

		55,891,280	134,315,000
	Internet Software &
	Services (1.67%)
500,000	comScore, Inc.[1]	16,111,094	25,600,000
300,000	GrubHub, Inc.[1]	7,800,000	13,617,000
1,750,000	HomeAway, Inc.[1]	41,500,997	52,797,500

		65,412,091	92,014,500
	IT Consulting & Other
	Services (4.96%)
1,250,000	Acxiom Corp.[1]	28,143,704	23,112,500
350,000	Equinix, Inc.[5]	20,292,435	81,497,500
2,000,000	Gartner, Inc.[1]	36,351,618	167,700,000

		84,787,757	272,310,000
	Systems Software (0.66%)
2,300,000	Rally Software
	Development Corp.[1,4]	51,687,216	36,087,000

	Technology Hardware, Storage
	& Peripherals (0.38%)
500,000	Electronics For Imaging, Inc.[1]	20,075,413	20,875,000

Total Information Technology		496,455,494	1,129,944,500

Materials (7.04%)
	Commodity Chemicals (0.37%)
750,000	Westlake Chemical Partners LP	20,498,030	20,115,000

	Construction Materials (0.50%)
1,250,000	Summit Materials, Inc., Cl A1	23,129,740	27,687,500

	Diversified Metals &
	Mining (1.55%)
4,500,000	Globe Specialty Metals, Inc.[4]	54,964,615	85,140,000

	Metal & Glass Containers (2.96%)
4,500,000	Berry Plastics Group, Inc.[1]	75,853,854	162,855,000

	Specialty Chemicals (1.54%)
2,250,000	Flotek Industries, Inc.[1]	43,328,996	33,165,000
2,000,000	Platform Specialty Products Corp.[1]	32,710,834	51,320,000

		76,039,830	84,485,000
	Steel (0.12%)
300,000	SunCoke Energy Partners LP	6,563,612	6,387,000

Total Materials		257,049,681	386,669,500

20	See Notes to Financial Statements.

March 31, 2015	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2015

Shares		Cost	Value

Common Stocks (continued)

Telecommunication Services (4.35%)
	Wireless Telecommunication
	Services (4.35%)
148,323,290	Sarana Menara Nusantara
	Tbk PT (Indonesia)[1,2]	$30,976,387	$45,603,031
1,650,000	SBA Communications Corp., Cl A1	7,557,006	193,215,000

Total Telecommunication Services		38,533,393	238,818,031

Utilities (0.67%)
	Electric Utilities (0.46%)
675,000	ITC Holdings Corp.	9,427,959	25,265,250

	Renewable Electricity (0.21%)
350,000	Abengoa Yield plc[2]	10,150,000	11,823,000

Total Utilities		19,577,959	37,088,250

Total Common Stocks		2,705,290,168	5,428,345,303

Warrants (0.00%)

Information Technology (0.00%)
	Internet Software &
	Services (0.00%)
6,818	Viggle, Inc. Warrants,
	Non-Callable
	Exp 4/27/2015[1,3,6]	0	0

Principal
Amount		Cost	Value

Short Term Investments (1.37%)

$75,316,477	Repurchase Agreement with
	Fixed Income Clearing Corp.,
	dated 3/31/2015, 0.00%
	due 4/1/2015; Proceeds at
	maturity - $75,316,477; (Fully
	collateralized by $76,730,000
	U.S. Treasury Note, 1.75%
	due 3/31/2022; Market
	value - $76,825,913)[6]	$75,316,477	$75,316,477

	Total Investments (100.17%)	$2,780,606,645	5,503,661,780

	Liabilities Less Cash and
	Other Assets (-0.17%)		(9,571,677)

	Net Assets		$5,494,090,103

	Retail Shares (Equivalent to $35.19 per share
	based on 92,425,497 shares outstanding)		$3,252,356,054

	Institutional Shares (Equivalent to $35.77 per share
	based on 62,662,313 shares outstanding)		$2,241,734,049

_________________________________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2015, the market value of restricted and fair valued securities amounted to $0 or 0.00% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.
[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Opportunity Fund	March 31, 2015

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2015

Shares		Cost	Value

Common Stocks (99.70%)

Consumer Discretionary (17.86%)
	Apparel, Accessories &
	Luxury Goods (1.04%)
50,000	Under Armour, Inc., Cl A1	$1,253,818	$4,037,500

	Automobile Manufacturers (2.27%)
46,500	Tesla Motors, Inc.[1]	9,832,821	8,777,805

	Automotive Retail (2.82%)
157,870	CarMax, Inc.[1]	4,128,942	10,894,609

	Homefurnishing Retail (1.45%)
56,500	Restoration Hardware Holdings, Inc.[1]	3,345,648	5,604,235

	Internet Retail (8.16%)
17,900	Amazon.com, Inc.[1]	5,744,617	6,660,590
1,433,560	AO World plc (United Kingdom)[1,2]	6,653,971	3,895,827
184,000	Liberty TripAdvisor
	Holdings, Inc., Cl A1	5,635,805	5,849,360
20,500	Netflix, Inc.[1]	5,810,107	8,542,145
5,676	The Priceline Group, Inc.[1]	908,996	6,607,715

		24,753,496	31,555,637
	Movies & Entertainment (2.12%)
513,740	Manchester United plc, Cl A1,2	8,574,757	8,173,603

Total Consumer Discretionary		51,889,482	69,043,389

Energy (3.70%)
	Oil & Gas Exploration &
	Production (2.68%)
89,250	Concho Resources, Inc.[1]	8,869,279	10,345,860

	Oil & Gas Storage &
	Transportation (1.02%)
118,700	Golar LNG Ltd.[2]	3,885,338	3,950,336

Total Energy		12,754,617	14,296,196

Financials (0.89%)
	Investment Banking &
	Brokerage (0.89%)
112,500	The Charles Schwab Corp.	3,373,445	3,424,500

Health Care (13.81%)
	Biotechnology (2.58%)
16,000	Alexion Pharmaceuticals, Inc.[1]	2,994,372	2,772,800
91,900	Cepheid[1]	3,053,257	5,229,110
41,000	Foundation Medicine, Inc.[1]	1,941,132	1,972,510

		7,988,761	9,974,420
	Health Care Supplies (1.71%)
138,000	The Spectranetics Corporation[1]	3,957,532	4,796,880
450,000	Unilife Corp.[1]	1,715,674	1,804,500

		5,673,206	6,601,380
	Health Care Technology (3.33%)
44,500	athenahealth, Inc.[1]	6,074,243	5,312,855
62,000	Inovalon Holdings, Inc., CI A1	1,716,596	1,873,020
116,500	Medidata Solutions, Inc.[1]	5,750,177	5,713,160

		13,541,016	12,899,035
	Life Sciences Tools &
	Services (3.00%)
62,415	Illumina, Inc.[1]	2,610,825	11,586,721
Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)
	Managed Health Care (1.02%)
157,454	HealthEquity, Inc.[1]	$2,901,574	$3,934,775

	Pharmaceuticals (2.17%)
111,000	Aerie Pharmaceuticals, Inc.[1]	3,396,401	3,478,740
55,150	Pacira Pharmaceuticals, Inc.[1]	3,795,220	4,900,078

		7,191,621	8,378,818

Total Health Care		39,907,003	53,375,149

Industrials (7.60%)
	Aerospace & Defense (1.94%)
220,046	DigitalGlobe, Inc.[1]	6,254,678	7,496,967

	Building Products (1.37%)
87,069	CaesarStone Sdot-Yam Ltd.[1,2]	2,013,981	5,285,959

	Industrial Machinery (1.30%)
49,200	The Middleby Corp.[1]	2,386,656	5,050,380

	Research & Consulting
	Services (2.99%)
161,800	Verisk Analytics, Inc., Cl A1	7,642,449	11,552,520

Total Industrials		18,297,764	29,385,826

Information Technology (51.04%)
	Application Software (11.70%)
120,750	ANSYS, Inc.[1]	3,705,083	10,648,943
366,000	Guidewire Software, Inc.[1]	11,033,689	19,255,260
84,000	Mobileye N.V.[1,2]	3,593,317	3,530,520
97,000	salesforce.com, Inc.[1]	5,921,361	6,480,570
63,000	Workday, Inc., Cl A1	5,080,472	5,317,830

		29,333,922	45,233,123
	Data Processing & Outsourced
	Services (2.13%)
48,000	MasterCard, Inc., Cl A	3,954,156	4,146,720
38,000	WEX, Inc.[1]	3,830,681	4,079,680

		7,784,837	8,226,400
	Internet Software &
	Services (20.97%)
83,956	Alibaba Group Holding Ltd., ADR[1,2]	7,034,916	6,988,497
302,214	Benefitfocus, Inc.[1]	13,755,816	11,118,453
68,000	CoStar Group, Inc.[1]	4,087,879	13,452,440
119,500	Facebook, Inc., Cl A1	8,126,822	9,824,692
186,722	HomeAway, Inc.[1]	4,819,149	5,633,403
908,000	JUST EAT plc (United Kingdom)[1,2]	3,888,165	5,872,603
22,200	LinkedIn Corp., Cl A1	3,957,496	5,546,892
164,492	Shutterstock, Inc.[1]	7,315,368	11,295,666
113,900	Twitter, Inc.[1]	4,448,809	5,704,112
56,000	Zillow Group, Inc., Cl A
	(formerly, Zillow, Inc., Cl A)[1]	4,642,221	5,616,800

		62,076,641	81,053,558

	IT Consulting & Other
	Services (8.56%)
351,000	Acxiom Corp.[1]	5,576,885	6,489,990
47,534	Equinix, Inc.[4]	1,337,269	11,068,292
185,144	Gartner, Inc.[1]	2,841,915	15,524,324

		9,756,069	33,082,606
	Semiconductor Equipment (1.99%)
321,000	SunEdison, Inc.[1]	6,243,317	7,704,000

22	See Notes to Financial Statements.

March 31, 2015	Baron Opportunity Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2015

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	Semiconductors (1.44%)
122,200	Mellanox Technologies Ltd.[1,2]	$5,010,112	$5,540,548

	Systems Software (4.25%)
128,500	FireEye, Inc.[1]	4,688,963	5,043,625
150,400	Red Hat, Inc.[1]	7,366,587	11,392,800

		12,055,550	16,436,425

Total Information Technology		132,260,448	197,276,660

Materials (0.99%)
	Specialty Chemicals (0.99%)
259,500	Flotek Industries, Inc.[1]	6,917,811	3,825,030

Telecommunication Services (2.52%)
	Wireless Telecommunication
	Services (2.52%)
83,300	SBA Communications Corp., Cl A1	555,914	9,754,430

Utilities (1.29%)
	Renewable Electricity (1.29%)
37,000	TerraForm Power, Inc., Cl A	1,160,706	1,350,870
99,833	TerraForm Power, Inc., Cl A3,5	2,994,990	3,629,928

Total Utilities		4,155,696	4,980,798

Total Common Stocks		270,112,180	385,361,978

Principal
Amount		Cost	Value

Short Term Investments (0.25%)

$981,506	Repurchase Agreement with
	Fixed Income Clearing Corp.,
	dated 3/31/2015, 0.00%
	due 4/1/2015; Proceeds at
	maturity - $981,506; (Fully
	collateralized by $1,000,000
	U.S. Treasury Note, 1.75%
	due 3/31/2022; Market
	value - $1,001,250)[5]	981,506	981,506

	Total Investments (99.95%)	$271,093,686	386,343,484

	Cash and Other Assets
	Less Liabilities (0.05%)		198,438

	Net Assets		$386,541,922

	Retail Shares (Equivalent to $18.96 per share
	based on 14,806,077 shares outstanding)		$280,701,726

	Institutional Shares (Equivalent to $19.29 per share
	based on 5,486,283 shares outstanding)		$105,840,196

_________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2015, the market value of restricted and fair valued securities amounted to $3,629,928 or 0.94% of net assets. This security is deemed liquid. See Note 6 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Fifth Avenue Growth Fund	March 31, 2015

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2015

Shares		Cost	Value

Common Stocks (94.95%)

Consumer Discretionary (22.63%)
	Broadcasting (0.86%)
30,882	Liberty Media Corp., Cl C1	$418,090	$1,179,692

	Cable & Satellite (0.48%)
3,860	Liberty Broadband Corp., Cl A1	73,264	218,013
7,720	Liberty Broadband Corp., Cl C1	139,744	436,952

		213,008	654,965
	Casinos & Gaming (3.34%)
30,677	Las Vegas Sands Corp.	1,573,315	1,688,462
23,175	Wynn Resorts Ltd.	2,745,411	2,917,269

		4,318,726	4,605,731
	Internet Retail (12.65%)
29,201	Amazon.com, Inc.[1]	7,658,239	10,865,692
25,618	Ctrip.com International Ltd., ADR[1,2]	1,230,150	1,501,727
4,337	The Priceline Group, Inc.[1]	2,941,040	5,048,919

		11,829,429	17,416,338
	Restaurants (5.30%)
51,782	Starbucks Corp.	3,152,385	4,903,755
30,502	YUM! Brands, Inc.	1,761,594	2,401,118

		4,913,979	7,304,873

Total Consumer Discretionary		21,693,232	31,161,599

Consumer Staples (1.28%)
	Hypermarkets & Super Centers (1.28%)
11,648	Costco Wholesale Corp.	835,362	1,764,614

Energy (2.93%)
	Oil & Gas Exploration & Production (1.75%)
20,799	Concho Resources, Inc.[1]	2,328,143	2,411,020

	Oil & Gas Storage & Transportation (1.18%)
41,776	Shell Midstream Partners, L.P.	960,848	1,629,264

Total Energy		3,288,991	4,040,284

Financials (4.99%)
	Diversified Real Estate Activities (2.98%)
76,625	Brookfield Asset
	Management, Inc., Cl A2	2,641,495	4,107,866

	Specialized Finance (2.01%)
29,240	CME Group, Inc.	1,498,740	2,769,321

Total Financials		4,140,235	6,877,187

Health Care (11.88%)
	Biotechnology (6.12%)
17,020	Alexion Pharmaceuticals, Inc.[1]	2,740,373	2,949,566
6,985	Biogen, Inc. (formerly,
	Biogen Idec, Inc.)[1]	2,103,571	2,949,346
5,616	Regeneron Pharmaceuticals, Inc.[1]	1,686,704	2,535,512

		6,530,648	8,434,424
	Life Sciences Tools & Services (5.76%)
42,692	Illumina, Inc.[1]	1,663,348	7,925,343

Total Health Care		8,193,996	16,359,767

Shares		Cost	Value

Common Stocks (continued)

Industrials (3.24%)
	Research & Consulting Services (1.74%)
33,526	Verisk Analytics, Inc., Cl A1	$1,392,841	$2,393,756

	Trading Companies & Distributors (1.50%)
50,068	Fastenal Co.	1,630,676	2,074,568

Total Industrials		3,023,517	4,468,324

Information Technology (44.38%)
	Application Software (0.99%)
32,569	Mobileye N.V.[1,2]	1,088,173	1,368,875

	Data Processing & Outsourced Services (7.55%)
65,205	MasterCard, Inc., Cl A	3,418,562	5,633,060
72,920	Visa, Inc., Cl A	1,816,915	4,769,697

		5,235,477	10,402,757
	Internet Software & Services (19.14%)
58,625	Alibaba Group Holding Ltd., ADR[1,2]	5,117,019	4,879,945
91,363	Facebook, Inc., Cl A1	2,333,912	7,511,409
5,019	Google, Inc., Cl A1	1,256,798	2,784,039
7,331	Google, Inc., Cl C1	2,508,471	4,017,388
6,866	LinkedIn Corp., Cl A1	693,965	1,715,539
108,783	Twitter, Inc.[1]	3,872,406	5,447,853

		15,782,571	26,356,173
	IT Consulting & Other Services (2.43%)
14,351	Equinix, Inc.[3]	1,696,794	3,341,630

	Semiconductor Equipment (2.14%)
29,187	ASML Holding N.V.[2]	1,960,743	2,948,763

	Systems Software (7.11%)
112,110	FireEye, Inc.[1]	3,733,353	4,400,318
42,692	Red Hat, Inc.[1]	2,166,568	3,233,919
26,229	VMware, Inc., Cl A1	2,459,713	2,151,040

		8,359,634	9,785,277
	Technology Hardware, Storage & Peripherals (5.02%)
55,573	Apple, Inc.	2,186,665	6,914,948

Total Information Technology		36,310,057	61,118,423

Materials (2.01%)
	Fertilizers & Agricultural Chemicals (2.01%)
24,552	Monsanto Co.	1,879,080	2,763,082

Telecommunication Services (1.61%)
	Wireless Telecommunication Services (1.61%)
38,000	SoftBank Corp. (Japan)[2]	2,955,677	2,211,531

Total Common Stocks		82,320,147	130,764,811

24	See Notes to Financial Statements.

March 31, 2015	Baron Fifth Avenue Growth Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2015

Principal
Amount		Cost	Value

Short Term Investments (5.41%)

$ 7,454,601	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2015, 0.00% due 4/1/2015; Proceeds at maturity - $7,454,601; (Fully collateralized by $7,595,000 U.S. Treasury Note, 1.75% due 3/31/2022; Market value - $7,604,494)[4]	$7,454,601	$7,454,601

Total Investments (100.36%)		$89,774,748	138,219,412

Liabilities Less Cash and Other Assets (-0.36%)			(500,023)

Net Assets			$137,719,389

Retail Shares (Equivalent to $18.25 per share based on 3,856,212 shares outstanding)			$70,370,178

Institutional Shares (Equivalent to $18.43 per share based on 3,654,112 shares outstanding)			$67,349,211

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	25

Baron Discovery Fund	March 31, 2015

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2015

Shares		Cost	Value

Common Stocks (93.46%)

Consumer Discretionary (14.36%)
	Apparel Retail (1.53%)
60,000	Boot Barn Holdings, Inc.[1]	$1,083,124	$1,435,200

	Apparel, Accessories & Luxury Goods (0.52%)
20,000	Tumi Holdings, Inc.[1]	413,266	489,200

	Casinos & Gaming (2.03%)
53,000	Pinnacle Entertainment, Inc.[1]	1,164,999	1,912,770

	Homefurnishing Retail (1.70%)
23,000	Mattress Firm Holding Corp.[1]	1,401,053	1,601,720

	Leisure Facilities (1.19%)
58,000	ClubCorp Holdings, Inc.	1,054,741	1,122,880

	Restaurants (5.61%)
85,000	Chuy’s Holdings, Inc.[1]	1,821,452	1,915,050
23,000	Del Frisco’s Restaurant Group, Inc.[1]	455,699	463,450
35,000	Fiesta Restaurant Group, Inc.[1]	1,574,514	2,135,000
23,000	Zoe’s Kitchen, Inc.[1]	552,003	765,670

		4,403,668	5,279,170
	Specialty Stores (0.51%)
25,000	The Container Store Group, Inc.[1]	544,153	476,250

	Textiles (1.27%)
33,000	Unifi, Inc.[1]	1,113,020	1,190,970

Total Consumer Discretionary		11,178,024	13,508,160

Consumer Staples (1.37%)
	Packaged Foods & Meats (1.37%)
600,000	Barfresh Food Group, Inc.[1,3,4]	300,000	336,000
85,000	Inventure Foods, Inc.[1]	1,071,158	951,150

	Total Consumer Staples	1,371,158	1,287,150

Energy (1.66%)
	Oil & Gas Exploration & Production (0.48%)
75,000	Atlas Energy Group LLC[1]	682,756	450,750

	Oil & Gas Storage & Transportation (1.18%)
23,000	Valero Energy Partners LP	1,171,705	1,113,200

Total Energy		1,854,461	1,563,950

Financials (8.50%)
	Diversified REITs (0.83%)
18,000	American Assets Trust, Inc.	609,617	779,040

	Hotel & Resort REITs (2.90%)
220,000	Strategic Hotels & Resorts, Inc.[1]	2,539,008	2,734,600

	Industrial REITs (2.52%)
150,000	Rexford Industrial Realty, Inc.	2,376,373	2,371,500

	Multi-Sector Holdings (2.25%)
150,000	Fidelity National
	Financial, Inc.[1]	2,228,350	2,115,000

Total Financials		7,753,348	8,000,140

Shares		Cost	Value

Common Stocks (continued)

Health Care (34.17%)
	Biotechnology (6.56%)
24,500	Esperion Therapeutics, Inc.[1]	$464,977	$2,268,700
81,100	Foundation Medicine, Inc.[1]	1,840,447	3,901,721

		2,305,424	6,170,421
	Health Care Equipment (3.22%)
65,600	Inogen, Inc.[1]	1,246,158	2,098,544
57,600	Novadaq Technologies, Inc.[1,2]	751,430	935,424

		1,997,588	3,033,968
	Health Care Facilities (1.14%)
35,000	AAC Holdings, Inc.[1]	525,000	1,070,300

	Health Care Services (4.67%)
372,500	BioScrip, Inc.[1]	2,694,676	1,650,175
66,000	ExamWorks Group, Inc.[1]	2,285,792	2,746,920

		4,980,468	4,397,095
	Health Care Supplies (6.87%)
133,400	Cerus Corp.[1]	746,330	556,278
80,500	Sientra, Inc.[1]	1,243,823	1,544,795
97,500	The Spectranetics Corporation[1]	2,507,708	3,389,100
243,414	Unilife Corp.[1]	844,698	976,090

		5,342,559	6,466,263
	Life Sciences Tools &
	Services (2.41%)
12,500	Genfit (France)[1,2]	594,847	462,022
55,028	INC Research Holdings, Inc., Cl A1	1,067,259	1,801,066

		1,662,106	2,263,088
	Managed Health Care (1.79%)
67,500	HealthEquity, Inc.[1]	1,270,234	1,686,825

	Pharmaceuticals (7.51%)
44,800	Aerie Pharmaceuticals, Inc.[1]	1,009,757	1,404,032
88,536	Intersect ENT, Inc.[1]	1,219,390	2,286,885
15,060	Pacira Pharmaceuticals, Inc.[1]	1,144,701	1,338,081
30,000	Revance Therapeutics, Inc.[1]	650,509	621,900
234,500	TherapeuticsMD, Inc.[1]	1,222,414	1,418,725

		5,246,771	7,069,623

Total Health Care		23,330,150	32,157,583

Industrials (8.92%)
	Aerospace & Defense (4.47%)
86,000	DigitalGlobe, Inc.[1]	2,399,264	2,930,020
155,319	The KEYW Holding Corporation[1]	1,688,348	1,278,275

		4,087,612	4,208,295
	Building Products (3.08%)
40,000	CaesarStone Sdot-Yam Ltd.[1,2]	2,204,573	2,428,400
8,500	Trex Company, Inc.[1]	452,773	463,505

		2,657,346	2,891,905
	Industrial Machinery (1.37%)
51,500	NN, Inc.	1,279,981	1,291,620

Total Industrials		8,024,939	8,391,820

26	See Notes to Financial Statements.

March 31, 2015	Baron Discovery Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2015

Shares		Cost	Value

Common Stocks (continued)

Information Technology (20.55%)
	Electronic Equipment &
	Instruments (1.56%)
22,660	Coherent, Inc.[1]	$1,400,255	$1,471,994

	Electronic Manufacturing
	Services (1.45%)
88,000	Mercury Systems, Inc.[1]	1,486,080	1,368,400

	Internet Software &
	Services (10.14%)
304,300	Amber Road, Inc.[1]	3,171,872	2,814,775
35,500	Benefitfocus, Inc.[1]	1,098,113	1,306,045
70,000	Coupons.com Incorporated[1]	1,003,227	821,800
33,000	Envestnet, Inc.[1]	1,465,000	1,850,640
425,000	JUST EAT plc (United Kingdom)[1,2]	2,003,559	2,748,740

		8,741,771	9,542,000
	Semiconductors (1.29%)
32,500	M/A-COM Technology Solutions
	Holdings, Inc.[1]	1,106,051	1,210,950

	Systems Software (6.11%)
52,100	Barracuda Networks, Inc.[1]	1,372,006	2,004,287
40,400	Qualys, Inc.[1]	953,913	1,877,792
72,700	Varonis Systems, Inc.[1]	1,643,264	1,865,482

		3,969,183	5,747,561

Total Information Technology		16,703,340	19,340,905

Materials (3.93%)
	Commodity Chemicals (2.36%)
83,000	Westlake Chemical Partners LP	2,313,255	2,226,060

	Specialty Chemicals (1.57%)
100,000	Flotek Industries, Inc.[1]	1,892,606	1,474,000

Total Materials		4,205,861	3,700,060

Total Common Stocks		74,421,281	87,949,768

Warrants (0.07%)

Consumer Staples (0.07%)
	Packaged Foods & Meats (0.07%)
300,000	Barfresh Food Group, Inc.
	Warrants Exp 2/23/2020[3,4]	0	66,000

Principal
Amount		Cost	Value

Short Term Investments (7.17%)

$ 6,742,659	Repurchase Agreement with
Fixed Income Clearing Corp.,
dated 3/31/2015, 0.00%
due 4/1/2015; Proceeds
at maturity - $6,742,659;
(Fully collateralized by
$6,870,000 U.S. Treasury
Note, 1.75% due 3/31/2022;
Market value - $6,878,588)[4]		$6,742,659	$6,742,659

Total Investments (100.70%)		$81,163,940	94,758,427

Liabilities Less Cash and
Other Assets (-0.70%)			(655,079)

Net Assets			$94,103,348

Retail Shares (Equivalent to $14.13 per share
based on 1,672,781 shares outstanding)			$23,630,837

Institutional Shares (Equivalent to $14.18 per share based on 4,971,072 shares outstanding)			$70,472,511

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]
At March 31, 2015, the market value of restricted and fair valued securities amounted to $402,000 or 0.43% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	27

Baron Funds	March 31, 2015

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2015

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund

Assets:
Investments in securities, at value*
Unaffiliated investments	$2,858,433,377	$7,372,953,027	$5,274,642,025	$386,343,484	$138,219,412	$94,758,427
“Affiliated” investments	—	900,261,986	229,019,755	—	—	—

Total investments, at value	2,858,433,377	8,273,215,013	5,503,661,780	386,343,484	138,219,412	94,758,427
Foreign currency, at value†	—	27	—	25	—	—
Cash	—	—	—	—	9,907	—
Receivable for securities sold	13,388,281	—	2,032,005	1,106,893	138,016	57,347
Dividends and interest receivable	1,066,250	4,401,704	1,206,750	—	18,352	24,550
Receivable for shares sold	580,127	13,219,551	12,058,009	171,332	266,551	67,243
Prepaid expenses	31,200	91,295	59,387	4,288	1,447	892

	2,873,499,235	8,290,927,590	5,519,017,931	387,626,022	138,653,685	94,908,459

Liabilities:
Payable for securities purchased	3,810,496	4,377,598	9,351,915	454,156	892,893	760,732
Payable for shares redeemed	1,128,290	7,644,261	15,195,277	563,467	6,691	6,141
Trustee fees payable	19,691	56,738	37,169	3,182	850	498
Investment advisory fees payable (Note 4)	755	869	201	128	923	187
Distribution fees payable (Note 4)	698	941	281	928	154	384
Due to custodian bank	—	—	—	—	—	80
Accrued expenses and other payables	169,232	416,521	342,985	62,239	32,785	37,089

	5,129,162	12,496,928	24,927,828	1,084,100	934,296	805,111

Net Assets	$2,868,370,073	$8,278,430,662	$5,494,090,103	$386,541,922	$137,719,389	$94,103,348

Net Assets consist of:
Paid-in capital	$1,081,989,076	$3,336,449,967	$2,491,252,861	$229,290,626	$90,353,480	$81,205,603
Undistributed (accumulated) net investment
income (loss)	(19,185,298)	8,323,307	19,454	(2,049,418)	(290,218)	(459,413)
Undistributed (accumulated) net realized gain (loss)
on investments and foreign currency transactions	122,748,338	191,568,646	279,762,653	44,050,453	(788,416)	(237,328)
Net unrealized appreciation on investments and
foreign currency translations	1,682,817,957	4,742,088,742	2,723,055,135	115,250,261	48,444,543	13,594,486

Net Assets	$2,868,370,073	$8,278,430,662	$5,494,090,103	$386,541,922	$137,719,389	$94,103,348

Retail Shares:
Net Assets	$2,094,000,274	$4,219,164,112	$3,252,356,054	$280,701,726	$70,370,178	$23,630,837
Shares Outstanding ($0.01 par value; indefinite
shares authorized)	31,753,258	55,771,481	92,425,497	14,806,077	3,856,212	1,672,781

Net Asset Value and Offering Price Per Share	$65.95	$75.65	$35.19	$18.96	$18.25	$14.13

Institutional Shares:
Net Assets	$774,369,799	$4,059,266,550	$2,241,734,049	$105,840,196	$67,349,211	$70,472,511
Shares Outstanding ($0.01 par value; indefinite
shares authorized)	11,510,989	52,909,504	62,662,313	5,486,283	3,654,112	4,971,072

Net Asset Value and Offering Price Per Share	$67.27	$76.72	$35.77	$19.29	$18.43	$14.18

*Investments in securities, at cost:
Unaffiliated investments	$1,175,615,420	$2,992,362,750	$2,573,949,070	$271,093,686	$89,774,748	$81,163,940
“Affiliated” investments	—	538,763,217	206,657,575	—	—	—

Total investments, at cost	$1,175,615,420	$3,531,125,967	$2,780,606,645	$271,093,686	$89,774,748	$81,163,940

†Foreign currency, at cost:	$—	$25	$—	$30	$—	$—

28	See Notes to Financial Statements.

March 31, 2015	Baron Funds

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2015

Baron Asset Fund		Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund

Investment income:
Income:
Dividends — unaffiliated investments	$11,282,747	$39,958,691	$22,391,715	$791,946	$669,755	$171,784
Dividends — “Affiliated” investments	—	6,121,727	1,124,000	—	—	—
Securities lending income, net	837,574	—	—	68,777	42,169	—
Foreign taxes withheld on dividends	(127,035)	(371,630)	(63,000)	(11,727)	(4,031)	(1,891)

Total income	11,993,286	45,708,788	23,452,715	848,996	707,893	169,893

Expenses:
Investment advisory fees (Note 4)	13,861,477	40,096,438	26,506,755	2,024,075	558,215	393,465
Distribution fees - Retail Shares (Note 4)	2,552,017	5,157,821	3,998,144	371,367	78,837	24,460
Shareholder servicing agent fees and expenses —
Retail Shares	256,390	240,590	201,220	61,530	18,341	10,086
Shareholder servicing agent fees and expenses —
Institutional Shares	23,110	140,200	60,980	9,311	6,628	6,014
Reports to shareholders	247,900	728,200	622,100	61,305	6,635	5,154
Registration and filing fees	62,140	119,045	98,999	36,245	31,260	39,331
Custodian and fund accounting fees	55,196	250,940	139,340	27,852	14,522	17,051
Trustee fees and expenses	44,510	128,010	84,940	7,039	2,045	1,340
Professional fees	30,434	76,945	49,835	18,665	18,559	26,528
Insurance expense	19,179	57,465	39,533	3,247	711	196
Administration fees	13,229	13,236	13,261	13,229	13,264	13,233
Line of credit fees	8,986	25,702	16,484	1,261	411	311
Miscellaneous expenses	1,325	1,397	1,325	1,325	1,325	1,416

Total operating expenses	17,175,893	47,035,989	31,832,916	2,636,451	750,753	538,585

Interest expense on borrowings	—	—	—	3,485	—	—

Total expenses	17,175,893	47,035,989	31,832,916	2,639,936	750,753	538,585
Reimbursement of expenses by Adviser —
Retail Shares (Note 4)	—	—	—	—	(16,293)	(26,339)
Reimbursement of expenses by Adviser —
Institutional Shares (Note 4)	—	—	—	—	(4,372)	(54,884)

Net expenses	17,175,893	47,035,989	31,832,916	2,639,936	730,088	457,362

Net investment loss	(5,182,607)	(1,327,201)	(8,380,201)	(1,790,940)	(22,195)	(287,469)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments sold —
unaffiliated investments	128,410,990	230,892,451	286,039,205	45,967,129	444,650	791,027
Net realized loss on investments sold —
“Affiliated” investments	—	(14,653,531)	(109,475)	—	—	—
Net realized gain (loss) on foreign
currency transactions	(1,659)	(143,318)	—	(7,391)	(429)	791
Net change in unrealized appreciation
(depreciation) of:
Investments — unaffiliated investments	149,945,300	587,485,607	260,311,345	(15,050,563)	9,429,187	14,624,423
Investments — “Affiliated” investments	—	129,248,297	20,407,396	—	—	—
Foreign currency translations	3,934	139	—	509	(78)	(1)

Net gain on investments	278,358,565	932,829,645	566,648,471	30,909,684	9,873,330	15,416,240

Net increase in net assets resulting
from operations	$273,175,958	$931,502,444	$558,268,270	$29,118,744	$9,851,135	$15,128,771

See Notes to Financial Statements.	29

Baron Funds	March 31, 2015

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund

	For the Six	For the	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2015	2014	2015	2014	2015	2014

Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(5,182,607)	$(17,332,452)	$(1,327,201)	$13,492,185	$(8,380,201)	$1,919,227
Net realized gain	128,409,331	177,663,524	216,095,602	336,818,298	285,929,730	311,689,054
Net change in unrealized appreciation	149,949,234	181,632,245	716,734,043	49,007,519	280,718,741	48,840,291

Increase in net assets resulting from operations	273,175,958	341,963,317	931,502,444	399,318,002	558,268,270	362,448,572

Distributions to shareholders from:
Net realized gain on investments — Retail Shares	(128,715,478)	(183,214,276)	(181,241,449)	(115,588,985)	(188,750,105)	(138,997,972)
Net realized gain on investments — Institutional Shares	(43,991,472)	(46,121,408)	(166,769,276)	(76,667,813)	(120,185,266)	(69,574,277)

Decrease in net assets from distributions to shareholders	(172,706,950)	(229,335,684)	(348,010,725)	(192,256,798)	(308,935,371)	(208,572,249)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	50,184,354	134,877,634	161,711,249	564,936,613	245,255,912	466,982,041
Proceeds from the sale of shares — Institutional Shares	72,925,327	232,326,449	396,756,983	1,383,261,836	221,187,204	612,992,165
Net asset value of shares issued in reinvestment of
distributions — Retail Shares	126,050,435	179,798,184	173,865,929	111,771,521	185,786,199	136,928,058
Net asset value of shares issued in reinvestment of
distributions — Institutional Shares	42,720,232	44,171,266	157,232,945	71,443,752	111,027,005	63,830,849
Cost of shares redeemed — Retail Shares	(154,275,839)	(424,191,305)	(489,312,369)	(1,373,978,953)	(517,355,051)	(1,142,246,527)
Cost of shares redeemed — Institutional Shares	(59,997,813)	(119,611,299)	(475,952,431)	(814,745,770)	(251,364,434)	(443,968,703)

Increase (decrease) in net assets derived from capital
share transactions	77,606,696	47,370,929	(75,697,694)	(57,311,001)	(5,463,165)	(305,482,117)

Net increase (decrease) in net assets	178,075,704	159,998,562	507,794,025	149,750,203	243,869,734	(151,605,794)

Net Assets:
Beginning of period	2,690,294,369	2,530,295,807	7,770,636,637	7,620,886,434	5,250,220,369	5,401,826,163

End of period	$2,868,370,073	$2,690,294,369	$8,278,430,662	$7,770,636,637	$5,494,090,103	$5,250,220,369

Undistributed (accumulated) net investment
income (loss) at end of period	$(19,185,298)	$(14,002,691)	$8,323,307	$9,650,508	$19,454	$8,399,655

Capital share transactions - Retail Shares
Shares sold	781,413	2,155,570	2,228,578	7,942,734	7,303,606	13,680,269
Shares issued in reinvestment of distributions	2,001,436	3,002,140	2,451,919	1,583,839	5,669,399	4,088,625
Shares redeemed	(2,411,342)	(6,761,301)	(6,756,685)	(19,314,699)	(15,356,791)	(33,420,807)

Net increase (decrease)	371,507	(1,603,591)	(2,076,188)	(9,788,126)	(2,383,786)	(15,651,913)

Capital share transactions - Institutional Shares
Shares sold	1,121,773	3,646,344	5,395,623	19,222,974	6,461,909	17,707,594
Shares issued in reinvestment of distributions	665,528	726,382	2,188,350	1,002,298	3,335,146	1,882,916
Shares redeemed	(910,705)	(1,874,586)	(6,470,273)	(11,373,462)	(7,359,423)	(12,850,030)

Net increase	876,596	2,498,140	1,113,700	8,851,810	2,437,632	6,740,480

30	See Notes to Financial Statements.

March 31, 2015	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund		Baron Discovery Fund

	For the Six	For the	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2015	2014	2015	2014	2015	2014

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(1,790,940)	$(5,675,727)	$(22,195)	$(192,793)	$(287,469)	$(192,253)
Net realized gain (loss)	45,959,738	30,291,894	444,221	1,049,118	791,818	(1,011,942)
Net change in unrealized appreciation (depreciation)	(15,050,054)	(12,775,589)	9,429,109	12,852,276	14,624,422	(1,029,936)
Voluntary payment from Adviser	—	140,762	—	—	—	—

Increase (decrease) in net assets resulting from operations	29,118,744	11,981,340	9,851,135	13,708,601	15,128,771	(2,234,131)

Distributions to shareholders from:
Net investment income — Institutional Shares	—	—	(79,146)	—	—	—
Net realized gain on investments — Retail Shares	(17,591,512)	(22,565,145)	—	—	—	—
Net realized gain on investments — Institutional Shares	(5,979,441)	(6,207,861)	—	—	—	—

Decrease in net assets from distributions to shareholders	(23,570,953)	(28,773,006)	(79,146)	—	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	13,489,491	72,205,415	16,235,236	12,422,621	8,048,996	27,253,657
Proceeds from the sale of shares — Institutional Shares	7,711,118	37,338,359	9,536,114	18,375,636	16,223,017	51,316,916
Net asset value of shares issued in reinvestment of
distributions — Retail Shares	17,114,214	22,168,599	—	—	—	—
Net asset value of shares issued in reinvestment of
distributions — Institutional Shares	5,342,650	5,394,387	76,309	—	—	—
Cost of shares redeemed — Retail Shares	(84,555,835)	(109,857,469)	(3,975,271)	(14,496,745)	(4,781,226)	(10,674,047)
Cost of shares redeemed — Institutional Shares	(18,663,012)	(31,147,829)	(3,148,886)	(2,360,527)	(5,846,823)	(331,782)

Increase (decrease) in net assets derived from capital
share transactions	(59,561,374)	(3,898,538)	18,723,502	13,940,985	13,643,964	67,564,744

Net increase (decrease) in net assets	(54,013,583)	(20,690,204)	28,495,491	27,649,586	28,772,735	65,330,613

Net Assets:
Beginning of period	440,555,505	461,245,709	109,223,898	81,574,312	65,330,613	—

End of period	$386,541,922	$440,555,505	$137,719,389	$109,223,898	$94,103,348	$65,330,613

Accumulated net investment loss
at end of period	$(2,049,418)	$(258,478)	$(290,218)	$(188,877)	$(459,413)	$(171,944)

Capital share transactions — Retail Shares
Shares sold	734,823	3,740,884	924,127	764,838	619,888	2,287,767
Shares issued in reinvestment of distributions	958,779	1,191,220	—	—	—	—
Shares redeemed	(4,689,367)	(5,817,406)	(229,871)	(914,422)	(369,687)	(865,187)

Net increase (decrease)	(2,995,765)	(885,302)	694,256	(149,584)	250,201	1,422,580

Capital share transactions — Institutional Shares
Shares sold	416,987	1,919,468	537,188	1,110,731	1,250,637	4,187,992
Shares issued in reinvestment of distributions	294,523	286,174	4,309	—	—	—
Shares redeemed	(1,013,109)	(1,618,130)	(181,185)	(145,591)	(440,404)	(27,153)

Net increase (decrease)	(301,599)	587,512	360,312	965,140	810,233	4,160,839

See Notes to Financial Statements.	31

Baron Funds	March 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers six series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives, and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Fund’s investments in convertible bonds is determined by the Adviser primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Money market instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Open end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their net asset value each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service that utilizes a systematic methodology to provide the Adviser with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may

32

March 31, 2015	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities. At March 31, 2015, the Funds did not have any securities on loan.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

f) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

g) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

h) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment corporations and wash sale losses deferred.

i) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j) Cash and Cash Equivalents. The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2015 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$185,892,604	$273,868,551
Baron Growth Fund	252,340,688	659,518,526
Baron Small Cap Fund	394,186,355	712,381,623
Baron Opportunity Fund	79,115,640	169,963,971
Baron Fifth Avenue Growth Fund	20,331,685	5,610,526
Baron Discovery Fund	53,605,249	42,397,911

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Discovery Fund equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser receives a fee payable monthly from Baron Fifth Avenue Growth Fund equal to 0.90% per annum for daily net assets under $1 billion, 0.85% per annum for daily net assets greater than $1 billion but less than $2 billion and 0.80% per annum for daily net assets greater than $2 billion. For Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund, the Adviser has contractually agreed to reduce its fee, to

33

Baron Funds	March 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses) to 1.50%, 1.30% and 1.35% of average daily net assets of the Retail Shares, and 1.25%, 1.05% and 1.10% of average daily net assets of the Institutional Shares, respectively.

b) Distribution Fees. Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered limited purpose broker-dealer and the distributor of the Fund’s Shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees. Certain Trustees of the Trust may be deemed to be affiliated with, or interested persons (as defined by the 1940 Act) of the Fund’s Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Fund’s officers received compensation from the Funds for their services as an officer.

d) Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street”) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets, subject to certain minimums plus fixed annual fees for the administrative services.

5. LINE OF CREDIT

The Funds, together with other funds in Baron Select Funds Trust (except Baron Partners Fund), participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each Fund may borrow up to the lesser of $100 million or the maximum amount each Fund may borrow under the 1940 Act, the limitations included in each Fund’s prospectus, or any limit or restriction under any law or regulation to which each Fund is subject or any agreement to which each Fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100 million. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Federal Funds Rate or the Overnight LIBOR Rate plus a margin of 1.00%. A commitment fee of 0.12% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds.

During the six months ended March 31, 2015, Baron Opportunity Fund had borrowings under the line of credit and incurred interest expense of $3,485. For the period in which there were borrowings from December 12, 2014 to January 25, 2015, the Fund had an average daily balance on the line of credit of $4.1 million at a weighted average interest rate of 1.14%. At March 31, 2015, there were no loans outstanding under the line of credit.

6. RESTRICTED SECURITIES

At March 31, 2015, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2015, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

	Acquisition
Name of Issuer	Date(s)	Value
Common Stocks
TerraForm Power, Inc., Cl A	11/21/2014	$12,120,024

Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	6,209,476

Total Restricted Securities:
(Cost $10,000,020)† (0.64% of Net Assets)		$18,329,500

	Baron Growth Fund

	Acquisition
Name of Issuer	Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$2,090,153

Rights
Agrinos AS Exp 7/15/2015 (Mexico)	12/23/2013	41,504

Total Restricted Securities:
(Cost $0)† (0.03% of Net Assets)		$2,131,657

	Baron Small Cap Fund

	Acquisition
Name of Issuer	Date(s)	Value
Warrants
Viggle, Inc. Warrants, Non-Callable, Exp 4/27/2015
(Cost $0) (0.00% of Net Assets)	4/27/2012	$0

† See Statements of Net Assets for cost of individual securities.

34

March 31, 2015	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. RESTRICTED SECURITIES (Continued)

	Baron Opportunity Fund

	Acquisition
Name of Issuer	Date(s)	Value
Common Stocks
TerraForm Power, Inc., Cl A
(Cost $2,994,990) (0.94% of Net Assets)	11/21/2014	$3,629,928

	Baron Discovery Fund

	Acquisition
Name of Issuer	Date(s)	Value
Common Stocks
Barfresh Food Group, Inc.	2/23/2015	$336,000

Warrants
Barfresh Food Group, Inc., Warrants, Exp 2/23/2020	2/23/2015	66,000

Total Restricted Securities:
(Cost $300,000)† (0.43% of Net Assets)		$402,000

†See Statements of Net Assets for cost of individual securities.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•
Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

	Quoted Prices in
	Active Markets	Other
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$2,817,118,982	$12,120,024	$—	$2,829,239,006
Private Equity Investments	—	—	6,209,476	6,209,476
Short Term Investments	—	22,984,895	—	22,984,895

Total Investments	$2,817,118,982	$35,104,919	$6,209,476	$2,858,433,377

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2015.

† See Statements of Net Assets for additional detailed categorizations.

35

Baron Funds	March 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Growth Fund
	Quoted Prices in
	Active Markets	Other
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$8,145,470,452	$—	$—	$8,145,470,452
Preferred Stocks	—	14,603,861	—	14,603,861
Private Equity Investments	—	—	2,090,153	2,090,153
Rights	—	41,504	—	41,504
Short Term Investments	—	111,009,043	—	111,009,043

Total Investments	$8,145,470,452	$125,654,408	$2,090,153	$8,273,215,013

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2015.

	Baron Small Cap Fund
	Quoted Prices in
	Active Markets	Other
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$5,428,345,303	$—	$—	$5,428,345,303
Warrants	—	0	—	0
Short Term Investments	—	75,316,477	—	75,316,477

Total Investments	$5,428,345,303	$75,316,477	$—	$5,503,661,780

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2015.

	Baron Opportunity Fund
	Quoted Prices in
	Active Markets	Other
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$381,732,050	$3,629,928	$—	$385,361,978
Short Term Investments	—	981,506	—	981,506

Total Investments	$381,732,050	$4,611,434	$—	$386,343,484

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2015.

	Baron Fifth Avenue Growth Fund
	Quoted Prices in
	Active Markets	Other
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$130,764,811	$—	$—	$130,764,811
Short Term Investments	—	7,454,601	—	7,454,601

Total Investments	$130,764,811	$7,454,601	$—	$138,219,412

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2015.

† See Statements of Net Assets for additional detailed categorizations.

March 31, 2015	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Discovery Fund
	Quoted Prices in
	Active Markets	Other
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$87,613,768	$336,000	$—	$87,949,768
Warrants	—	66,000	—	66,000
Short Term Investments	—	6,742,659	—	6,742,659

Total Investments	$87,613,768	$7,144,659	$—	$94,758,427

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2015.

† See Statements of Net Assets for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
										Change in Net
										Unrealized
										Appreciation
										(Depreciation)
			Net	Net Change in						from Investments
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	still held at
Investments in	September 30,	Premiums/	Gain	Appreciation		Sales/	Into	Out of	March 31,	March 31,
Securities	2014	Discounts	(Loss)	(Depreciation)	Purchases	Distributions	Level 3	Level 3	2015	2015
Private Equity Investments
Financials	$42,901,834	$—	$2,008,495	$(2,110,454)	$—	$(36,590,399)	$—	$—	$6,209,476	$(2,110,454)

Total	$42,901,834	$—	$2,008,495	$(2,110,454)	$—	$(36,590,399)	$—	$—	$6,209,476	$(2,110,454)

	Baron Growth Fund
										Change in Net
										Unrealized
										Appreciation
										(Depreciation)
			Net	Net Change in						from Investments
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	still held at
Investments in	September 30,	Premiums/	Gain	Appreciation		Sales/	Into	Out of	March 31,	March 31,
Securities	2014	Discounts	(Loss)	(Depreciation)	Purchases	Distributions	Level 3	Level 3	2015	2015
Private Equity Investments
Financials	$14,441,055	$—	$3,685,584	$(3,719,904)	$—	$(12,316,582)	$—	$—	$2,090,153	$(3,719,904)

Total	$14,441,055	$—	$3,685,584	$(3,719,904)	$—	$(12,316,582)	$—	$—	$2,090,153	$(3,719,904)

Baron Funds	March 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment corporations and wash sale losses deferred. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2015, the components of net assets on a tax basis were as follows:

			Baron	Baron	Baron Fifth	Baron
	Baron Asset	Baron Growth	Small Cap	Opportunity	Avenue Growth	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund
Cost of investments	$1,175,615,420	$3,531,125,967	$2,780,606,645	$271,093,686	$89,774,748	$81,163,940

Gross tax unrealized appreciation	1,688,349,707	4,806,292,467	2,818,092,768	126,323,448	49,734,556	17,159,196
Gross tax unrealized depreciation	(5,531,750)	(64,203,421)	(95,037,633)	(11,073,650)	(1,289,892)	(3,564,709)

Net tax unrealized appreciation	1,682,817,957	4,742,089,046	2,723,055,135	115,249,798	48,444,664	13,594,487
Net tax unrealized currency appreciation (depreciation)	—	(304)	—	463	(121)	(1)
Undistributed (accumulated) net investment income (loss)	(19,185,298)	8,323,307	19,454	(2,049,418)	(290,218)	(459,413)
Undistributed (accumulated) net realized gain (loss)	122,748,338	191,568,646	279,762,653	44,050,453	(788,416)	(237,328)
Paid-in capital	1,081,989,076	3,336,449,967	2,491,252,861	229,290,626	90,353,480	81,205,603

Net Assets	$2,868,370,073	$8,278,430,662	$5,494,090,103	$386,541,922	$137,719,389	$94,103,348

As of September 30, 2014, the Funds had capital loss carryforwards expiring as follows:

			Baron	Baron	Baron Fifth	Baron
	Baron Asset	Baron Growth	Small Cap	Opportunity	Avenue Growth	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund
September 30, 2018	$—	$—	$—	$—	$1,202,245	$—

	$—	$—	$—	$—	$1,202,245	$—

The tax character of distributions paid during the six months ended March 31, 2015 and the fiscal year ended September 30, 2014 was as follows:

	Six Months Ended		Year Ended
	March 31, 2015		September 30, 2014

		Long Term		Long Term
Fund	Ordinary[1]	Capital Gain	Ordinary[1]	Capital Gain
Baron Asset Fund	$—	$172,706,950	$—	$229,335,684
Baron Growth Fund	—	348,010,725	14,691,238	177,565,560
Baron Small Cap Fund	—	308,935,371	—	208,572,249
Baron Opportunity Fund	—	23,570,953	14,059,154	14,713,852
Baron Fifth Avenue Growth Fund	79,146	—	—	—
Baron Discovery Fund	—	—	—	—

1 For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At March 31, 2015, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. OWNERSHIP CONCENTRATION

As of March 31, 2015, the officers, trustees, and portfolio managers owned, directly or indirectly, 17.05% of Baron Fifth Avenue Growth Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund shareholders.

March 31, 2015	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

				Net Change in
	Value at			Unrealized			Shares Held at	Value at
	September 30,	Purchase	Sales	Appreciation	Realized	Dividend	March 31,	March 31,
Name of Issuer	2014	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	2015	2015
“Affiliated” Company as of March 31, 2015:
AO World plc	$47,011,734	$62,414,488	$1,159,756	$(13,668,130)	$(1,385,039)	$—	34,300,000	$93,213,297
Benefitfocus, Inc.	33,970,397	28,905,312	—	22,080,605	—	—	2,309,223	84,956,314
Choice Hotels International, Inc.	156,390,000	—	—	36,300,525	—	1,729,312	3,007,500	192,690,525
Iridium Communications, Inc.	66,316,917	—	—	6,444,356	—	—	7,493,437	72,761,273
Iridium Communications,
Inc., Series B, 6.75%	13,989,394	—	—	614,467	—	346,562	41,074	14,603,861
Primerica, Inc.	130,194,000	—	—	7,236,000	—	756,000	2,700,000	137,430,000
Trex Company, Inc.	57,731,900	—	—	33,333,200	—	—	1,670,000	91,065,100
Vail Resorts, Inc.	179,142,048	—	—	34,399,568	—	2,999,122	2,064,800	213,541,616

	$684,746,390	$91,319,800	$1,159,756	$126,740,591	$(1,385,039)	$5,830,996		$900,261,986

No Longer an “Affiliated” Company as of March 31, 2015:
Badger Daylighting Ltd.	$52,975,579	$9,946,996	$12,665,520	$2,507,706	$(13,268,492)	$290,731	1,850,000	$39,496,269

	$52,975,579	$9,946,996	$12,665,520	$2,507,706	$(13,268,492)	$290,731		$39,496,269

BARON SMALL CAP FUND

				Net Change in
	Value at			Unrealized			Shares Held at	Value at
	September 30,	Purchase	Sales	Appreciation	Realized	Dividend	March 31,	March 31,
Name of Issuer	2014	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	2015	2015
“Affiliated” Company as of March 31, 2015:
The Chefs’ Warehouse, Inc.	$32,520,000	$1,476,738	$—	$12,970,785	$—	$—	2,093,960	$46,967,523
Del Frisco’s Restaurant Group, Inc.	42,108,000	949,689	—	2,279,811	—	—	2,250,000	45,337,500
Globe Specialty Metals, Inc.	72,760,000	8,356,549	—	4,023,451	—	620,000	4,500,000	85,140,000
The KEYW Holding Corporation	21,586,500	—	706,642	(5,282,651)	(109,475)	—	1,881,863	15,487,732
Rally Software Development Corp.	27,623,000	—	—	8,464,000	—	—	2,300,000	36,087,000

	$196,597,500	$10,782,976	$706,642	$22,455,396	$(109,475)	$620,000		$229,019,755

No Longer an “Affiliated” Company as of March 31, 2015:
PBF Logistics LP	$20,256,000	$—	$—	$(2,048,000)	$—	$504,000	800,000	$18,208,000

	$20,256,000	$—	$—	$(2,048,000)	$—	$504,000		$18,208,000

[1]	An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2015.

11. DISCLOSURES REGARDING OFFSETTING ASSETS AND LIABILITIES

In December 2011, FASB issued an Accounting Standards Update (“ASU”) related to disclosures about offsetting assets and liabilities in financial statements. This ASU requires an entity to disclose both gross and net information for derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued an ASU to clarify the scope of disclosures about offsetting assets and liabilities. The ASU is effective for reporting periods beginning on or after January 1, 2013. The information required to be disclosed by the ASU for the Funds’ investments in repurchase agreements at March 31, 2015, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Statement of Net Assets. The Funds did not hold derivatives or participate in borrowing or securities lending activities at March 31, 2015.

12. RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued “ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and interim periods within those fiscal years. The Adviser is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Baron Funds	March 31, 2015

FINANCIAL HIGHLIGHTS (Unaudited)

BARON ASSET FUND
Selected data for a share outstanding throughout each period:
RETAIL SHARES	Six Months
	Ended March 31,	Year Ended September 30,

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Net asset value, beginning of period	$63.75	$61.37	$52.03	$49.00	$49.27	$43.62	$52.12	$66.57	$60.08	$56.52

Income (loss) from investment operations:
Net investment loss	(0.14)[1]	(0.44)[1]	(0.34)[1]	(0.14)[1]	(0.23)[1]	(0.28)[1]	(0.20)[1]	(0.29)[1]	(0.10)[1]	(0.27)
Net realized and unrealized gain (loss) on investments	6.51	8.42	13.44	10.94	0.73	5.93	(5.68)	(12.08)	11.27	6.64

Total from investment operations	6.37	7.98	13.10	10.80	0.50	5.65	(5.88)	(12.37)	11.17	6.37

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(4.17)	(5.60)	(3.76)	(7.77)	(0.77)	0.00	(2.62)	(2.08)	(4.68)	(2.81)

Total distributions	(4.17)	(5.60)	(3.76)	(7.77)	(0.77)	0.00	(2.62)	(2.08)	(4.68)	(2.81)

Net asset value, end of period	$65.95	$63.75	$61.37	$52.03	$49.00	$49.27	$43.62	$52.12	$66.57	$60.08

Total return	10.29%[4]	13.59%	27.17%	24.65%	0.85%	12.95%	(9.88)%	(19.14)%	19.56%	11.54%

Ratios/Supplemental data:
Net assets (in millions), end of period	$2,094.0	$2,000.5	$2,024.2	$1,845.6	$1,924.9	$2,424.2	$2,652.6	$3,311.8	$4,468.0	$3,365.6

Ratio of operating expenses to average net assets	1.31%[5]	1.31%	1.32%	1.33%	1.33%	1.32%	1.36%[2]	1.33%[2]	1.34%[2]	1.33%

Ratio of net investment loss to average net assets	(0.44)%[5]	(0.70)%	(0.62)%	(0.28)%	(0.41)%	(0.61)%	(0.54)%	(0.49)%	(0.17)%	(0.49)%

Portfolio turnover rate	6.72%[4]	11.26%	12.04%	13.11%	23.89%	13.04%	14.67%	16.02%	13.39%	21.87%

INSTITUTIONAL SHARES	Six Months Ended March 31, 2015	Year Ended September 30,

		2014	2013	2012	2011	2010	2009[3]
Net asset value, beginning of period	$64.87	$62.20	$52.55	$49.30	$49.43	$43.65	$37.38

Income (loss) from investment operations:
Net investment income (loss)	(0.06)[1]	(0.28)[1]	(0.21)[1]	0.01 [1]	(0.10)[1]	(0.15)[1]	(0.05)[1]
Net realized and unrealized gain on investments	6.63	8.55	13.62	11.01	0.74	5.93	6.32

Total from investment operations	6.57	8.27	13.41	11.02	0.64	5.78	6.27

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(4.17)	(5.60)	(3.76)	(7.77)	(0.77)	0.00	0.00

Total distributions	(4.17)	(5.60)	(3.76)	(7.77)	(0.77)	0.00	0.00

Net asset value, end of period	$67.27	$64.87	$62.20	$52.55	$49.30	$49.43	$43.65

Total return	10.45%[4]	13.90%	27.51%	24.99%	1.14%	13.24%	16.77%[4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$774.4	$689.8	$506.1	$386.7	$288.9	$242.8	$82.3

Ratio of operating expenses to average net assets	1.04%[5]	1.04%	1.05%	1.06%	1.06%	1.06%	1.16%[5]

Ratio of net investment income (loss) to average net assets	(0.18)%[5]	(0.43)%	(0.38)%	0.02%	(0.18)%	(0.33)%	(0.39)%[5]

Portfolio turnover rate	6.72%[4]	11.26%	12.04%	13.11%	23.89%	13.04%	14.67%

[1]	Based on average shares outstanding.
[2]	Benefit of expense reduction rounds to less than 0.01%.
[3]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.
[4]	Not Annualized.
[5]	Annualized.

40	See Notes to Financial Statements.

March 31, 2015	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited)

BARON GROWTH FUND
Selected data for a share outstanding throughout each period:

RETAIL SHARES	Six Months
	Ended March 31,	Year Ended September 30,

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Net asset value, beginning of period	$70.46	$68.67	$58.19	$46.18	$44.37	$39.00	$41.69	$54.55	$47.23	$45.96

Income (loss) from investment operations:
Net investment income (loss)	(0.06)[1]	0.06 [1]	(0.12)[1]	0.20 [1]	(0.29)[1]	(0.34)[1]	(0.18)[1]	(0.28)[1]	(0.25)[1]	(0.29)
Net realized and unrealized gain (loss) on investments	8.47	3.45	16.37	12.64	2.10	5.71	(2.47)	(10.07)	10.11	3.61

Total from investment operations	8.41	3.51	16.25	12.84	1.81	5.37	(2.65)	(10.35)	9.86	3.32

Less distributions to shareholders from:
Net investment income	0.00	(0.03)	(0.18)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(3.22)	(1.69)	(5.59)	(0.83)	0.00	0.00	(0.04)	(2.51)	(2.54)	(2.05)

Total distributions	(3.22)	(1.72)	(5.77)	(0.83)	0.00	0.00	(0.04)	(2.51)	(2.54)	(2.05)

Net asset value, end of period	$75.65	$70.46	$68.67	$58.19	$46.18	$44.37	$39.00	$41.69	$54.55	$47.23

Total return	12.25%[5]	5.11%	30.76%	28.12%	4.08%	13.77%	(6.34)%	(19.78)%	21.41%	7.36%

Ratios/Supplemental data:
Net assets (in millions), end of period	$4,219.1	$4,076.1	$4,644.2	$4,073.5	$4,110.8	$4,842.8	$5,034.5	$5,615.0	$7,075.9	$5,315.8

Ratio of operating expenses to average net assets	1.30%[6]	1.29%[4]	1.30%	1.32%	1.32%	1.32%	1.35%[2]	1.32%[2]	1.31%[2]	1.31%

Ratio of net investment income (loss) to average net assets	(0.16)%[6]	0.08%	(0.20)%	0.38%	(0.56)%	(0.80)%	(0.56)%	(0.59)%	(0.49)%	(0.61)%

Portfolio turnover rate	3.18%[5]	13.15%	9.63%	13.70%	13.51%	16.12%	26.65%	25.97%	21.37%	21.27%

INSTITUTIONAL SHARES	Six Months Ended March 31, 2015
		Year Ended September 30,

		2014	2013	2012	2011	2010	2009[3]
Net asset value, beginning of period	$71.33	$69.32	$58.70	$46.46	$44.52	$39.03	$33.71

Income (loss) from investment operations:
Net investment income (loss)	0.04 [1]	0.20 [1]	0.02 [1]	0.45 [1]	(0.17)[1]	(0.22)[1]	(0.04)[1]
Net realized and unrealized gain on investments	8.57	3.53	16.52	12.62	2.11	5.71	5.36

Total from investment operations	8.61	3.73	16.54	13.07	1.94	5.49	5.32

Less distributions to shareholders from:
Net investment income	0.00	(0.03)	(0.33)	0.00	0.00	0.00	0.00
Net realized gain on investments	(3.22)	(1.69)	(5.59)	(0.83)	0.00	0.00	0.00

Total distributions	(3.22)	(1.72)	(5.92)	(0.83)	0.00	0.00	0.00

Net asset value, end of period	$76.72	$71.33	$69.32	$58.70	$46.46	$44.52	$39.03

Total return	12.38%[5]	5.39%	31.10%	28.45%	4.36%	14.07%	15.78%[5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$4,059.3	$3,694.5	$2,976.7	$1,747.3	$1,261.8	$728.9	$238.7

Ratio of operating expenses to average net assets	1.04%[6]	1.04%[4]	1.05%	1.06%	1.06%	1.06%	1.13%[6]

Ratio of net investment income (loss) to average net assets	0.10%[6]	0.28%	0.04%	0.83%	(0.33)%	(0.53)%	(0.29)%[6]

Portfolio turnover rate	3.18%[5]	13.15%	9.63%	13.70%	13.51%	16.12%	26.65%

[1]	Based on average shares outstanding.
[2]	Benefit of expense reduction rounds to less than 0.01%.
[3]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.
[4]	Interest expense rounds to less than 0.01%.
[5]	Not Annualized.
[6]	Annualized.

See Notes to Financial Statements.	41

Baron Funds	March 31, 2015

FINANCIAL HIGHLIGHTS (Unaudited)

BARON SMALL CAP FUND
Selected data for a share outstanding throughout each period:

RETAIL SHARES	Six Months
	Ended March 31,	Year Ended September 30,

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Net asset value, beginning of period	$33.68	$32.83	$26.14	$20.84	$20.90	$17.96	$18.70	$25.47	$23.59	$23.08

Income (loss) from investment operations:
Net investment loss	(0.07)[1]	(0.01)[1]	(0.12)[1]	(0.19)[1]	(0.15)[1]	(0.06)[1]	(0.13)[1]	(0.09)[1]	(0.02)[1]	(0.18)
Net realized and unrealized gain (loss) on investments	3.61	2.14	7.61	5.96	0.09 [2]	3.00	(0.61)	(5.01)	4.96	1.43

Total from investment operations	3.54	2.13	7.49	5.77	(0.06)	2.94	(0.74)	(5.10)	4.94	1.25

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(2.03)	(1.28)	(0.80)	(0.47)	0.00	0.00	(0.00)[3]	(1.67)	(3.06)	(0.74)

Total distributions	(2.03)	(1.28)	(0.80)	(0.47)	0.00	0.00	(0.00)	(1.67)	(3.06)	(0.74)

Net asset value, end of period	$35.19	$33.68	$32.83	$26.14	$20.84	$20.90	$17.96	$18.70	$25.47	$23.59

Total return	10.97%[6]	6.52%	29.51%	28.09%	(0.29)%	16.37%	(3.95)%	(21.44)%	22.54%	5.52%

Ratios/Supplemental data:
Net assets (in millions), end of period	$3,252.4	$3,192.8	$3,626.1	$3,081.8	$2,842.0	$3,032.0	$2,719.4	$2,871.6	$3,522.4	$2,921.7

Ratio of operating expenses to average net assets	1.30%[7]	1.30%	1.31%	1.31%	1.31%	1.31%	1.34%[4]	1.32%[4]	1.31%[4]	1.33%

Ratio of net investment loss to average net assets	(0.42)%[7]	(0.04)%	(0.42)%	(0.76)%	(0.63)%	(0.30)%	(0.86)%	(0.42)%	(0.09)%	(0.73)%

Portfolio turnover rate	7.44%[6]	16.41%	20.35%	28.02%	32.81%	27.22%	35.83%	41.52%	36.51%	39.99%

INSTITUTIONAL SHARES	Six Months Ended March 31, 2015
		Year Ended September 30,

		2014	2013	2012	2011	2010	2009[5]
Net asset value, beginning of period	$34.16	$33.20	$26.36	$20.96	$20.97	$17.97	$15.52

Income (loss) from investment operations:
Net investment income (loss)	(0.03)[1]	0.06 [1]	(0.05)[1]	(0.13)[1]	(0.10)[1]	(0.03)[1]	(0.04)[1]
Net realized and unrealized gain on investments	3.67	2.18	7.69	6.00	0.09 [2]	3.03	2.49

Total from investment operations	3.64	2.24	7.64	5.87	(0.01)	3.00	2.45

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(2.03)	(1.28)	(0.80)	(0.47)	0.00	0.00	0.00

Total distributions	(2.03)	(1.28)	(0.80)	(0.47)	0.00	0.00	0.00

Net asset value, end of period	$35.77	$34.16	$33.20	$26.36	$20.96	$20.97	$17.97

Total return	11.11%[6]	6.79%	29.85%	28.41%	(0.05)%	16.69%	15.79%[6]

Ratios/Supplemental data:
Net assets (in millions), end of period	$2,241.7	$2,057.4	$1,775.7	$1,111.0	$518.6	$261.1	$89.4

Ratio of operating expenses to average net assets	1.05%[7]	1.04%	1.05%	1.05%	1.06%	1.06%	1.16%[7]

Ratio of net investment income (loss) to average net assets	(0.16)%[7]	0.18%	(0.16)%	(0.53)%	(0.42)%	(0.15)%	(0.75)%[7]

Portfolio turnover rate	7.44%[6]	16.41%	20.35%	28.02%	32.81%	27.22%	35.83%

[1]	Based on average shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
[3]	Less than $0.01 per share.
[4]	Benefit of expense reduction rounds to less than 0.01%.
[5]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.
[6]	Not Annualized.
[7]	Annualized.

42	See Notes to Financial Statements.

March 31, 2015	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited)

BARON OPPORTUNITY FUND
Selected data for a share outstanding throughout each period:

RETAIL SHARES	Six Months
	Ended March 31,	Year Ended September 30,

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Net asset value, beginning of period	$18.61	$19.26	$15.61	$12.83	$12.76	$10.61	$9.90	$13.01	$10.05	$9.16

Income (loss) from investment operations:
Net investment loss	(0.09)[1]	(0.24)[1]	(0.17)[1]	(0.17)[1]	(0.16)[1]	(0.13)[1]	(0.08)[1]	(0.09)[1]	(0.07)[1]	(0.03)
Net realized and unrealized gain (loss) on investments	1.47	0.79	4.06	2.95	0.23	2.28	0.79	(3.02)	3.03	0.92

Total from investment operations	1.38	0.55	3.89	2.78	0.07	2.15	0.71	(3.11)	2.96	0.89

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(1.03)	(1.20)	(0.24)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	(1.03)	(1.20)	(0.24)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Redemption fees added to paid-in capital	0.00	0.00	0.00	0.00	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of period	$18.96	$18.61	$19.26	$15.61	$12.83	$12.76	$10.61	$9.90	$13.01	$10.05

Total return	7.76%[8]	2.87%[5]	25.39%	21.67%	0.55%	20.26%	7.17%	(23.90)%	29.45%[3]	9.72%

Ratios/Supplemental data:
Net assets (in millions), end of period	$280.7	$331.2	$359.9	$332.4	$240.4	$214.4	$142.7	$154.4	$198.0	$145.4

Ratio of operating expenses to average net assets	1.38%[7,9]	1.35%	1.37%	1.39%	1.41%	1.44%	1.50%	1.42%	1.43%	1.45%
Less: Reimbursement of expenses by Adviser and/or offsets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%[4]	0.00%[4]	(0.01)%	0.00%

Ratio of net operating expenses to average net assets	1.38%[9]	1.35%	1.37%	1.39%	1.41%	1.44%	1.50%	1.42%	1.42%	1.45%

Ratio of net investment loss to average net assets	(0.95)%[9]	(1.24)%	(1.02)%	(1.16)%	(1.11)%	(1.08)%	(1.00)%	(0.79)%	(0.61)%	(0.26)%

Portfolio turnover rate	19.27%[8]	63.40%	70.44%	88.56%	65.43%	76.44%	68.09%	61.44%	46.20%	67.25%

INSTITUTIONAL SHARES	Six Months Ended March 31, 2015
		Year Ended September 30,

		2014	2013	2012	2011	2010	2009[6]
Net asset value, beginning of period	$18.89	$19.49	$15.75	$12.91	$12.80	$10.62	$8.88

Income (loss) from investment operations:
Net investment loss	(0.06)[1]	(0.19)[1]	(0.13)[1]	(0.13)[1]	(0.12)[1]	(0.10)[1]	(0.02)[1]
Net realized and unrealized gain on investments	1.49	0.79	4.11	2.97	0.23	2.28	1.76

Total from investment operations	1.43	0.60	3.98	2.84	0.11	2.18	1.74

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(1.03)	(1.20)	(0.24)	0.00	0.00	0.00	0.00

Total distributions	(1.03)	(1.20)	(0.24)	0.00	0.00	0.00	0.00

Redemption fees added to paid-in capital	0.00	0.00	0.00	0.00	0.00	0.00 [2]	0.00

Net asset value, end of period	$19.29	$18.89	$19.49	$15.75	$12.91	$12.80	$10.62

Total return	7.92%[8]	3.10%[5]	25.74%	22.00%	0.86%	20.53%	19.59%[3,8]

Ratios/Supplemental data:
Net assets (in millions), end of period	$105.8	$109.4	$101.3	$62.5	$35.5	$25.5	$10.9

Ratio of operating expenses to average net assets	1.10%[7,9]	1.08%	1.11%	1.13%	1.14%	1.18%	1.37%[9]
Less: Reimbursement of expenses by Adviser and/or offsets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.12)%[9]

Ratio of net operating expenses to average net assets	1.10%[9]	1.08%	1.11%	1.13%	1.14%	1.18%	1.25%[9]

Ratio of net investment loss to average net assets	(0.70)%[9]	(0.97)%	(0.79)%	(0.90)%	(0.84)%	(0.83)%	(0.74)%[9]

Portfolio turnover rate	19.27%[8]	63.40%	70.44%	88.56%	65.43%	76.44%	68.09%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Benefit of expense reduction rounds to less than 0.01%.
[5]	The Adviser made a voluntary payment to the Fund in the amount of $140,762 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return 9 Annualized. by 0.03%.
[6]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.
[7]	Interest expense rounds to less than 0.01%.
[8]	Not Annualized.
[9]	Annualized.

See Notes to Financial Statements.	43

Baron Funds	March 31, 2015

FINANCIAL HIGHLIGHTS (Unaudited)

BARON FIFTH AVENUE GROWTH FUND
Selected data for a share outstanding throughout each period:

RETAIL SHARES	Six Months
	Ended March 31,		Year Ended September 30,

	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Net asset value, beginning of period	$16.83		$14.42	$11.83	$8.98	$9.21	$8.60	$10.38	$14.12	$12.22	$11.56

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[1]		(0.05)[1]	0.02 [1]	(0.03)[1]	(0.06)[1]	(0.03)[1]	0.03 [1]	0.00 [1,2]	(0.01)[1]	(0.02)
Net realized and unrealized gain (loss) on investments	1.43		2.46	2.57	2.88	(0.17)	0.66	(1.03)	(2.62)	1.91	0.68

Total from investment operations	1.42		2.41	2.59	2.85	(0.23)	0.63	(1.00)	(2.62)	1.90	0.66

Less distributions to shareholders from:
Net investment income	0.00		0.00	0.00	0.00	0.00	(0.02)	(0.01)	0.00	0.00	0.00
Net realized gain on investments	0.00		0.00	0.00	0.00	0.00	0.00	(0.77)	(1.12)	0.00	0.00

Total distributions	0.00		0.00	0.00	0.00	0.00	(0.02)	(0.78)	(1.12)	0.00	0.00

Net asset value, end of period	$18.25		$16.83	$14.42	$11.83	$8.98	$9.21	$8.60	$10.38	$14.12	$12.22

Total return	8.44%[3,6]		16.71%[3]	21.89%[3]	31.74%[3]	(2.50)%[3]	7.38%[3]	(7.75)%[3]	(19.96)%[3]	15.55%	5.71%

Ratios/Supplemental data:
Net assets (in millions), end of period	$70.4		$53.2	$47.8	$34.8	$23.4	$29.0	$32.8	$58.2	$110.2	$123.3

Ratio of operating expenses to average net assets	1.35%[7]		1.37%	1.47%	1.55%	1.59%	1.62%	1.69%	1.47%	1.36%	1.39%
Less: Reimbursement of expenses by Adviser and/or offsets	(0.05)%[7]		(0.07)%	(0.17)%	(0.25)%	(0.29)%	(0.25)%	(0.29)%	(0.07)%	0.00%[4]	0.00%

Ratio of net operating expenses to average net assets	1.30%[7]		1.30%	1.30%	1.30%	1.30%	1.37%	1.40%	1.40%	1.36%	1.39%

Ratio of net investment income (loss) to average net assets	(0.17)%[7]		(0.29)%	0.14%	(0.30)%	(0.55)%	(0.32)%	0.40%	(0.01)%	(0.08)%	(0.16)%

Portfolio turnover rate	4.67%[6]		16.84%	22.91%	79.07%	75.36%	57.67%	39.61%	39.59%	28.75%	105.77%

INSTITUTIONAL SHARES	Six Months Ended March 31, 2015
			Year Ended September 30,

			2014	2013	2012	2011	2010	2009[5]
Net asset value, beginning of period	$17.00		$14.53	$11.89	$9.00	$9.21	$8.61	$7.54

Income (loss) from investment operations:
Net investment income (loss)	0.01	[1]	(0.01)[1]	0.05 [1]	(0.01)[1]	(0.03)[1]	(0.01)[1]	0.02 [1]
Net realized and unrealized gain (loss) on investments	1.44		2.48	2.59	2.90	(0.18)	0.66	1.05

Total from investment operations	1.45		2.47	2.64	2.89	(0.21)	0.65	1.07

Less distributions to shareholders from:
Net investment income	(0.02)		0.00	0.00	0.00	0.00	(0.05)	0.00
Net realized gain on investments	0.00		0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	(0.02)		0.00	0.00	0.00	0.00	(0.05)	0.00

Net asset value, end of period	$18.43		$17.00	$14.53	$11.89	$9.00	$9.21	$8.61

Total return	8.55%[3,6]		17.00%[3]	22.20%[3]	32.11%[3]	(2.28)%[3]	7.59%[3]	14.19%[3,6]

Ratios/Supplemental data:
Net assets (in millions), end of period	$67.3		$56.0	$33.8	$18.9	$10.2	$10.4	$9.5

Ratio of operating expenses to average net assets	1.06%[7]		1.08%	1.18%	1.26%	1.31%	1.35%	1.61%[7]
Less: Reimbursement of expenses by Adviser and/or offsets	(0.01)%[7]		(0.03)%	(0.13)%	(0.21)%	(0.26)%	(0.24)%	(0.46)%[7]

Ratio of net operating expenses to average net assets	1.05	%7	1.05%	1.05%	1.05%	1.05%	1.11%	1.15%[7]

Ratio of net investment income (loss) to average net assets	0.10	%7	(0.08)%	0.36%	(0.05)%	(0.30)%	(0.07)%	0.58%[7]

Portfolio turnover rate	4.67%[6]		16.84%	22.91%	79.07%	75.36%	57.67%	39.61%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Benefit of expense reduction rounds to less than 0.01%.
[5]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.
[6]	Not Annualized.
[7]	Annualized.

44	See Notes to Financial Statements.

March 31, 2015	Baron Funds

FINANCIAL HIGHLIGHTS

BARON DISCOVERY FUND
Selected data for a share outstanding throughout each period:
RETAIL SHARES	Six Months	Year Ended
	Ended March 31,	September 30,
	2015	2014
Net asset value, beginning of period	$11.68	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)[1]	(0.10)[1]
Net realized and unrealized gain on investments	2.51	1.78 [2]

Total from investment operations	2.45	1.68

Less distributions to shareholders from:
Net investment income	0.00	0.00
Net realized gain on investments	0.00	0.00

Total distributions	0.00	0.00

Net asset value, end of period	$14.13	$11.68

Total return	20.98%[3,4]	16.80%[3]

Ratios/Supplemental data:
Net assets (in millions), end of period	$23.6	$16.6

Ratio of operating expenses to average net assets	1.62%[5]	2.16%
Less: Reimbursement of expenses by Adviser and/or offsets	(0.27)%[5]	(0.81)%

Ratio of net operating expenses to average net assets	1.35%[5]	1.35%

Ratio of net investment loss to average net assets	(0.92)%[5]	(0.85)%

Portfolio turnover rate	57.02%[4]	109.40%

INSTITUTIONAL SHARES	Six Months	Year Ended
	Ended March 31,	September 30,
	2015	2014
Net asset value, beginning of period	$11.71	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)[1]	(0.08)[1]
Net realized and unrealized gain on investments	2.51	1.79 [2]

Total from investment operations	2.47	1.71

Less distributions to shareholders from:
Net investment income	0.00	0.00
Net realized gain on investments	0.00	0.00

Total distributions	0.00	0.00

Net asset value, end of period	$14.18	$11.71

Total return	21.09%[3,4]	17.10%[3]

Ratios/Supplemental data:
Net assets (in millions), end of period	$70.5	$48.7

Ratio of operating expenses to average net assets	1.29%[5]	1.91%
Less: Reimbursement of expenses by Adviser and/or offsets	(0.19)%[5]	(0.81)%

Ratio of net operating expenses to average net assets	1.10%[5]	1.10%

Ratio of net investment loss to average net assets	(0.67)%[5]	(0.64)%

Portfolio turnover rate	57.02%[4]	109.40%

[1]	Based on average shares outstanding.
[2]
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.

See Notes to Financial Statements.	45

Baron Funds	March 31, 2015

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on October 1, 2014 and held for the six months ended March 31, 2015.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 20151
	Actual Total Return	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015		Annualized Expense Ratio	Expenses Paid During the Period[2]

Baron Asset Fund- Retail Shares	10.29%	$1,000.00	$1,102.90		1.31%	$6.87
Baron Asset Fund- Institutional Shares	10.45%	$1,000.00	$1,104.50		1.04%	$5.46
Baron Growth Fund- Retail Shares	12.25%	$1,000.00	$1,122.50		1.30%	$6.88
Baron Growth Fund- Institutional Shares	12.38%	$1,000.00	$1,123.80		1.04%	$5.51
Baron Small Cap Fund- Retail Shares	10.97%	$1,000.00	$1,109.70		1.30%	$6.84
Baron Small Cap Fund- Institutional Shares	11.11%	$1,000.00	$1,111.10		1.05%	$5.53
Baron Opportunity Fund- Retail Shares	7.76%	$1,000.00	$1,077.60		1.38%	$7.15
Baron Opportunity Fund- Institutional Shares	7.92%	$1,000.00	$1,079.20		1.10%	$5.70
Baron Fifth Avenue Growth Fund- Retail Shares	8.44%	$1,000.00	$1,084.40	[3]	1.30%[4]	$6.76
Baron Fifth Avenue Growth Fund- Institutional Shares	8.55%	$1,000.00	$1,085.50	[3]	1.05%[4]	$5.46
Baron Discovery Fund- Retail Shares	20.98%	$1,000.00	$1,209.80	[3]	1.35%[4]	$7.44
Baron Discovery Fund- Institutional Shares	21.09%	$1,000.00	$1,210.90	[3]	1.10%[4]	$6.06

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2015
	Hypothetical Annualized Total Return	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015		Annualized Expense Ratio	Expenses Paid During the Period[2]

Baron Asset Fund- Retail Shares	5.00%	$1,000.00	$1,018.40		1.31%	$6.59
Baron Asset Fund- Institutional Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Growth Fund- Retail Shares	5.00%	$1,000.00	$1,018.45		1.30%	$6.54
Baron Growth Fund- Institutional Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Small Cap Fund- Retail Shares	5.00%	$1,000.00	$1,018.45		1.30%	$6.54
Baron Small Cap Fund- Institutional Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Opportunity Fund- Retail Shares	5.00%	$1,000.00	$1,018.05		1.38%	$6.94
Baron Opportunity Fund- Institutional Shares	5.00%	$1,000.00	$1,019.45		1.10%	$5.54
Baron Fifth Avenue Growth Fund- Retail Shares	5.00%	$1,000.00	$1,018.45	[3]	1.30%[4]	$6.54
Baron Fifth Avenue Growth Fund- Institutional Shares	5.00%	$1,000.00	$1,019.70	[3]	1.05%[4]	$5.29
Baron Discovery Fund- Retail Shares	5.00%	$1,000.00	$1,018.20	[3]	1.35%[4]	$6.79
Baron Discovery Fund- Institutional Shares	5.00%	$1,000.00	$1,019.45	[3]	1.10%[4]	$5.54

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]
Expenses are equal to each Share Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

46

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767 Fifth Avenue, 49th Fl.
New York, NY 10153
1.800.99.BARON
212-583-2000
www.BaronFunds.com

MAR 15

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:

Ronald Baron
Chief Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

Ronald Baron
Chief Executive Officer

Date: May 29, 2015

By:

Peggy Wong
Treasurer and Chief Financial Officer

Date: May 29, 2015